UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Semiannual Report

December 31, 2020

Disciplined Core Value Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Soared as Backdrop Improved

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from central banks and federal governments, stocks and other riskier assets rebounded quickly as investors regained confidence in the global financial markets. In addition, the gradual reopening of economies along with COVID-19 treatment and vaccine progress also helped fuel the market's summer recovery.

Challenges related to the virus’s spread and the upcoming U.S. elections emerged in the fall. However, the November 3 election results removed some of the prevailing political uncertainty. Additionally, U.S. and European regulatory agencies approved the emergency use of two COVID-19 vaccines, and the U.S. Congress passed a second coronavirus fiscal aid package. These events, along with the U.K.’s orderly exit from the European Union, prompted a strong rally among global stocks. Investors looked ahead optimistically, even as a surge in COVID-19 infection rates triggered new lockdown measures.

Overall, global stocks delivered robust six-month returns. Non-U.S. stocks generally outpaced U.S. stocks, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining nearly 38%. Growth stocks modestly outperformed value stocks across the board.

A Return to Normalcy

The return to pre-pandemic life appears to be on the horizon now that the first COVID-19 vaccines are available. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. However, until the vaccine is widely distributed, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.0%
Verizon Communications, Inc.	1.8%
Johnson & Johnson	1.7%
Alphabet, Inc., Class A	1.6%
Citigroup, Inc.	1.6%
Apple, Inc.	1.5%
Bristol-Myers Squibb Co.	1.5%
Pfizer, Inc.	1.4%
Cisco Systems, Inc.	1.3%

Top Five Industries	% of net assets
Banks	7.0%
Pharmaceuticals	5.7%
Chemicals	5.4%
Health Care Providers and Services	5.0%
Semiconductors and Semiconductor Equipment	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,197.40	$3.66	0.66%
I Class	$1,000	$1,198.70	$2.55	0.46%
A Class	$1,000	$1,195.90	$5.04	0.91%
C Class	$1,000	$1,191.40	$9.17	1.66%
R Class	$1,000	$1,194.20	$6.42	1.16%
R5 Class	$1,000	$1,198.60	$2.55	0.46%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
R5 Class	$1,000	$1,022.89	$2.35	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.3%
Boeing Co. (The)	43,499	$9,311,396
General Dynamics Corp.	32,452	4,829,507
Raytheon Technologies Corp.	130,093	9,302,950
Textron, Inc.	156,681	7,572,393
		31,016,246
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	96,813	16,303,309
Auto Components — 1.1%
Adient plc(1)	275,645	9,584,177
Lear Corp.	69,074	10,984,838
Magna International, Inc.	94,229	6,671,413
		27,240,428
Automobiles — 0.4%
General Motors Co.	216,252	9,004,733
Banks — 7.0%
Bank of America Corp.	828,034	25,097,710
Citigroup, Inc.	618,800	38,155,208
Citizens Financial Group, Inc.	38,729	1,384,949
Comerica, Inc.	130,873	7,310,566
East West Bancorp, Inc.	110,432	5,600,007
Fifth Third Bancorp	400,309	11,036,519
JPMorgan Chase & Co.	431,353	54,812,026
KeyCorp	461,313	7,570,146
People's United Financial, Inc.	416,329	5,383,134
Regions Financial Corp.	728,410	11,741,969
		168,092,234
Beverages — 1.0%
Coca-Cola Co. (The)	110,922	6,082,962
PepsiCo, Inc.	123,476	18,311,491
		24,394,453
Biotechnology — 1.6%
AbbVie, Inc.	268,000	28,716,200
Gilead Sciences, Inc.	189,456	11,037,707
		39,753,907
Building Products — 0.3%
Masco Corp.	125,521	6,894,869
Capital Markets — 2.7%
Blackstone Group, Inc. (The), Class A	188,902	12,242,739
Brookfield Asset Management, Inc., Class A	261,866	10,807,210
Moody's Corp.	31,283	9,079,578
MSCI, Inc.	12,685	5,664,233
State Street Corp.	231,916	16,878,846
T. Rowe Price Group, Inc.	74,924	11,342,744
		66,015,350
Chemicals — 5.4%
Air Products and Chemicals, Inc.	16,198	4,425,618
6

	Shares	Value
CF Industries Holdings, Inc.	94,976	$3,676,521
Dow, Inc.	332,887	18,475,228
Eastman Chemical Co.	175,584	17,607,564
Ecolab, Inc.	87,076	18,839,763
Huntsman Corp.	420,091	10,561,088
Linde plc	23,012	6,063,892
LyondellBasell Industries NV, Class A	269,077	24,663,598
Mosaic Co. (The)	488,980	11,251,430
Sherwin-Williams Co. (The)	21,386	15,716,785
		131,281,487
Commercial Services and Supplies — 0.5%
Waste Management, Inc.	101,313	11,947,842
Communications Equipment — 1.6%
Cisco Systems, Inc.	729,457	32,643,201
Juniper Networks, Inc.	113,980	2,565,690
Motorola Solutions, Inc.	13,455	2,288,157
		37,497,048
Consumer Finance — 0.6%
Discover Financial Services	27,359	2,476,810
Synchrony Financial	331,694	11,513,099
		13,989,909
Containers and Packaging — 1.9%
Amcor plc	913,795	10,755,367
International Paper Co.	454,479	22,596,696
Packaging Corp. of America	44,945	6,198,365
WestRock Co.	121,584	5,292,552
		44,842,980
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(1)	208,290	48,296,202
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	822,603	23,658,062
Verizon Communications, Inc.	727,170	42,721,238
		66,379,300
Electric Utilities — 0.9%
NRG Energy, Inc.	302,391	11,354,782
PPL Corp.	408,853	11,529,655
		22,884,437
Electrical Equipment — 1.6%
Eaton Corp. plc	72,514	8,711,832
Emerson Electric Co.	207,644	16,688,348
Hubbell, Inc.	82,554	12,943,642
		38,343,822
Electronic Equipment, Instruments and Components — 0.3%
Zebra Technologies Corp., Class A(1)	17,539	6,740,764
Energy Equipment and Services — 0.7%
Baker Hughes Co.	202,565	4,223,480
Schlumberger NV	610,921	13,336,406
		17,559,886
Entertainment — 1.5%
Activision Blizzard, Inc.	127,892	11,874,772
Madison Square Garden Sports Corp., Class A(1)	61,480	11,318,468
Walt Disney Co. (The)(1)	71,190	12,898,204
		36,091,444
7

	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 3.7%
CubeSmart	278,485	$9,359,881
Digital Realty Trust, Inc.	17,110	2,387,016
Gaming and Leisure Properties, Inc.	187,433	7,947,159
Iron Mountain, Inc.	239,959	7,073,991
Life Storage, Inc.	33,822	4,038,009
Public Storage	36,351	8,394,536
Realty Income Corp.	183,348	11,398,745
Simon Property Group, Inc.	24,645	2,101,726
Spirit Realty Capital, Inc.	275,374	11,061,774
STORE Capital Corp.	111,163	3,777,319
VICI Properties, Inc.	441,181	11,250,115
Weyerhaeuser Co.	217,800	7,302,834
WP Carey, Inc.	61,964	4,373,419
		90,466,524
Food Products — 1.3%
Campbell Soup Co.	72,231	3,492,369
Hormel Foods Corp.	155,225	7,235,037
J.M. Smucker Co. (The)	23,093	2,669,551
Kellogg Co.	112,331	6,990,358
Kraft Heinz Co. (The)	324,448	11,245,368
		31,632,683
Gas Utilities — 0.2%
UGI Corp.	110,925	3,877,938
Health Care Equipment and Supplies — 2.9%
Danaher Corp.	116,159	25,803,560
DexCom, Inc.(1)	12,483	4,615,215
Medtronic plc	182,897	21,424,555
Penumbra, Inc.(1)	53,626	9,384,550
Zimmer Biomet Holdings, Inc.	61,788	9,520,913
		70,748,793
Health Care Providers and Services — 5.0%
AmerisourceBergen Corp.	93,345	9,125,407
Anthem, Inc.	34,549	11,093,338
Cardinal Health, Inc.	289,354	15,497,800
Cigna Corp.	14,899	3,101,674
CVS Health Corp.	246,005	16,802,141
HCA Healthcare, Inc.	26,854	4,416,409
Henry Schein, Inc.(1)	156,210	10,444,201
Humana, Inc.	34,800	14,277,396
McKesson Corp.	105,186	18,293,949
UnitedHealth Group, Inc.	48,467	16,996,408
		120,048,723
Health Care Technology — 0.3%
Cerner Corp.	78,382	6,151,419
Hotels, Restaurants and Leisure — 2.4%
Aramark	287,756	11,072,851
Boyd Gaming Corp.(1)	258,159	11,080,184
Darden Restaurants, Inc.	98,015	11,675,547
McDonald's Corp.	45,815	9,830,983
Vail Resorts, Inc.	37,971	10,592,390
Yum! Brands, Inc.	27,016	2,932,857
		57,184,812
8

	Shares	Value
Household Durables — 0.9%
Leggett & Platt, Inc.	90,852	$4,024,744
Mohawk Industries, Inc.(1)	108,309	15,266,153
PulteGroup, Inc.	53,709	2,315,932
		21,606,829
Household Products — 1.2%
Colgate-Palmolive Co.	221,680	18,955,857
Procter & Gamble Co. (The)	71,024	9,882,279
		28,838,136
Industrial Conglomerates — 2.1%
3M Co.	160,277	28,014,817
Honeywell International, Inc.	111,751	23,769,438
		51,784,255
Insurance — 1.0%
Athene Holding Ltd., Class A(1)	100,925	4,353,904
Fidelity National Financial, Inc.	247,421	9,671,687
Prudential Financial, Inc.	134,626	10,510,252
		24,535,843
Interactive Media and Services — 1.6%
Alphabet, Inc., Class A(1)	22,542	39,508,011
Internet and Direct Marketing Retail — 1.4%
Amazon.com, Inc.(1)	6,421	20,912,747
Booking Holdings, Inc.(1)	5,244	11,679,804
		32,592,551
IT Services — 3.0%
Akamai Technologies, Inc.(1)	68,197	7,160,003
Cognizant Technology Solutions Corp., Class A	84,821	6,951,081
International Business Machines Corp.	257,795	32,451,235
PayPal Holdings, Inc.(1)	13,399	3,138,046
Visa, Inc., Class A	21,098	4,614,765
Western Union Co. (The)	627,585	13,769,215
WEX, Inc.(1)	20,417	4,155,472
		72,239,817
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	212,023	25,122,605
Machinery — 1.5%
Caterpillar, Inc.	53,295	9,700,756
Cummins, Inc.	32,544	7,390,742
Snap-on, Inc.	69,684	11,925,720
Westinghouse Air Brake Technologies Corp.	99,652	7,294,526
		36,311,744
Media — 2.6%
Comcast Corp., Class A	409,914	21,479,494
Fox Corp., Class A	213,394	6,214,033
Interpublic Group of Cos., Inc. (The)	615,976	14,487,755
Liberty Broadband Corp., Class C(1)	81,262	12,869,463
Omnicom Group, Inc.	127,500	7,952,175
		63,002,920
Metals and Mining — 1.9%
Cleveland-Cliffs, Inc.	839,216	12,218,985
Freeport-McMoRan, Inc.	447,216	11,636,560
Nucor Corp.	72,837	3,874,200
9

	Shares	Value
Reliance Steel & Aluminum Co.	76,909	$9,209,853
Steel Dynamics, Inc.	242,446	8,938,984
		45,878,582
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	351,397	7,604,231
Dominion Energy, Inc.	200,927	15,109,710
		22,713,941
Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	48,538	5,244,045
Target Corp.	115,226	20,340,846
		25,584,891
Oil, Gas and Consumable Fuels — 3.1%
Chevron Corp.	311,558	26,311,073
Exxon Mobil Corp.	315,851	13,019,378
New Fortress Energy, Inc.	219,085	11,740,765
Phillips 66	162,389	11,357,487
Williams Cos., Inc. (The)	678,672	13,607,374
		76,036,077
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	568,017	35,234,094
Johnson & Johnson	257,512	40,527,239
Merck & Co., Inc.	355,087	29,046,117
Pfizer, Inc.	891,621	32,820,569
		137,628,019
Professional Services — 0.2%
Robert Half International, Inc.	74,840	4,676,003
Road and Rail — 1.1%
CSX Corp.	53,015	4,811,111
J.B. Hunt Transport Services, Inc.	51,363	7,018,754
Kansas City Southern	69,426	14,171,930
		26,001,795
Semiconductors and Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(1)	44,427	4,074,400
Applied Materials, Inc.	205,645	17,747,163
Broadcom, Inc.	56,880	24,904,908
Intel Corp.	285,875	14,242,293
KLA Corp.	16,597	4,297,129
Lam Research Corp.	18,936	8,942,905
Micron Technology, Inc.(1)	149,520	11,240,914
Texas Instruments, Inc.	153,585	25,207,906
		110,657,618
Software — 4.5%
Adobe, Inc.(1)	39,101	19,555,192
Autodesk, Inc.(1)	8,433	2,574,932
Cloudflare, Inc., Class A(1)	130,980	9,953,170
Microsoft Corp.	127,943	28,457,082
Oracle Corp. (New York)	75,275	4,869,540
Pegasystems, Inc.	87,310	11,634,930
salesforce.com, Inc.(1)	71,285	15,863,051
ServiceNow, Inc.(1)	5,234	2,880,951
Varonis Systems, Inc.(1)	77,485	12,677,321
		108,466,169
10

	Shares	Value
Specialty Retail — 1.8%
AutoZone, Inc.(1)	5,137	$6,089,605
Burlington Stores, Inc.(1)	46,899	12,266,434
Home Depot, Inc. (The)	61,362	16,298,974
L Brands, Inc.	73,472	2,732,424
Lowe's Cos., Inc.	43,375	6,962,121
		44,349,558
Technology Hardware, Storage and Peripherals — 3.5%
Apple, Inc.	281,090	37,297,832
HP, Inc.	469,156	11,536,546
NetApp, Inc.	167,081	11,067,446
Seagate Technology plc	205,490	12,773,258
Western Digital Corp.	208,763	11,563,383
		84,238,465
Textiles, Apparel and Luxury Goods — 1.4%
Levi Strauss & Co., Class A	249,000	4,999,920
Ralph Lauren Corp.	112,644	11,685,689
Tapestry, Inc.	577,849	17,959,547
		34,645,156
Trading Companies and Distributors — 0.4%
Fastenal Co.	195,524	9,547,437
TOTAL COMMON STOCKS (Cost $1,978,464,071)		2,370,647,964
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $19,986,133), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $19,578,584)		19,578,453
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $24,965,597), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $24,476,163)		24,476,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,013	19,013
TOTAL TEMPORARY CASH INVESTMENTS (Cost $44,073,466)		44,073,466
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,022,537,537)		2,414,721,430
OTHER ASSETS AND LIABILITIES — 0.1%		3,523,003
TOTAL NET ASSETS — 100.0%		$2,418,244,433

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	116	March 2021	$21,743,040	$361,690

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,022,537,537)	$2,414,721,430
Deposits with broker for futures contracts	1,276,000
Receivable for capital shares sold	3,863,938
Receivable for variation margin on futures contracts	142,680
Dividends and interest receivable	3,440,887
2,423,444,935

Liabilities
Payable for capital shares redeemed	3,905,909
Accrued management fees	1,248,249
Distribution and service fees payable	46,344
5,200,502

Net Assets	$2,418,244,433

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,876,918,647
Distributable earnings	541,325,786
$2,418,244,433

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,827,749,858	49,037,556	$37.27
I Class, $0.01 Par Value	$391,581,028	10,487,263	$37.34
A Class, $0.01 Par Value	$149,443,747	4,017,337	$37.20*
C Class, $0.01 Par Value	$10,175,765	274,175	$37.11
R Class, $0.01 Par Value	$15,145,364	406,513	$37.26
R5 Class, $0.01 Par Value	$24,148,671	646,531	$37.35
*Maximum offering price $39.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$29,787,900
Interest	16,692
29,804,592

Expenses:
Management fees	6,945,533
Distribution and service fees:
A Class	175,113
C Class	43,869
R Class	35,130
Directors' fees and expenses	77,330
Other expenses	9,956
7,286,931

Net investment income (loss)	22,517,661

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	404,601,975
Futures contract transactions	11,053,493
415,655,468

Change in net unrealized appreciation (depreciation) on:
Investments	(38,498,723)
Futures contracts	(522,337)
(39,021,060)

Net realized and unrealized gain (loss)	376,634,408

Net Increase (Decrease) in Net Assets Resulting from Operations	$399,152,069

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$22,517,661	$44,006,855
Net realized gain (loss)	415,655,468	45,991,109
Change in net unrealized appreciation (depreciation)	(39,021,060)	(50,295,256)
Net increase (decrease) in net assets resulting from operations	399,152,069	39,702,708

Distributions to Shareholders
From earnings:
Investor Class	(245,239,518)	(67,946,479)
I Class	(51,244,021)	(12,272,211)
A Class	(19,918,443)	(5,399,427)
C Class	(1,325,433)	(260,089)
R Class	(1,963,263)	(665,352)
R5 Class	(3,302,746)	(617,245)
Decrease in net assets from distributions	(322,993,424)	(87,160,803)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	312,786,293	(137,072,165)

Net increase (decrease) in net assets	388,944,938	(184,530,260)

Net Assets
Beginning of period	2,029,299,495	2,213,829,755
End of period	$2,418,244,433	$2,029,299,495

See Notes to Financial Statements.
14

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Core Value Fund (formerly Income & Growth Fund) (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $74,398,806 and $52,267,097, respectively. The effect of interfund transactions on the Statement of Operations was $19,179,686 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2020 were $2,338,967,849 and $2,303,580,000, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2020		Year ended June 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		370,000,000
Sold	2,209,085	$86,585,151	2,749,247	$97,021,684
Issued in reinvestment of distributions	6,333,698	232,247,781	1,711,370	64,723,217
Redeemed	(3,642,661)	(142,115,264)	(6,693,738)	(242,453,016)
	4,900,122	176,717,668	(2,233,121)	(80,708,115)
I Class/Shares Authorized	140,000,000		40,000,000
Sold	2,616,373	102,561,540	1,482,368	52,890,938
Issued in reinvestment of distributions	1,351,021	49,642,471	317,816	12,031,531
Redeemed	(1,033,873)	(40,560,065)	(2,559,456)	(94,053,880)
	2,933,521	111,643,946	(759,272)	(29,131,411)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	388,459	15,096,747	681,396	24,560,801
Issued in reinvestment of distributions	469,744	17,197,646	129,109	4,884,893
Redeemed	(470,484)	(18,250,940)	(1,324,116)	(48,422,778)
	387,719	14,043,453	(513,611)	(18,977,084)
C Class/Shares Authorized	20,000,000		15,000,000
Sold	84,247	3,286,656	45,917	1,621,543
Issued in reinvestment of distributions	33,007	1,205,196	6,114	232,367
Redeemed	(50,981)	(1,958,322)	(92,408)	(3,276,568)
	66,273	2,533,530	(40,377)	(1,422,658)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	60,019	2,367,460	134,521	4,748,380
Issued in reinvestment of distributions	49,252	1,802,711	11,377	431,716
Redeemed	(98,031)	(3,775,018)	(421,061)	(15,387,717)
	11,240	395,153	(275,163)	(10,207,621)
R5 Class/Shares Authorized	40,000,000		50,000,000
Sold	184,995	7,363,761	176,026	6,570,965
Issued in reinvestment of distributions	86,843	3,192,582	16,359	616,770
Redeemed	(79,793)	(3,103,800)	(106,978)	(3,813,011)
	192,045	7,452,543	85,407	3,374,724
Net increase (decrease)	8,490,920	$312,786,293	(3,736,137)	$(137,072,165)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,370,647,964	—	—
Temporary Cash Investments	19,013	$44,054,453	—
	$2,370,666,977	$44,054,453	—
Other Financial Instruments
Futures Contracts	$361,690	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $39,853,646 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $142,680 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $11,053,493 in net realized gain (loss) on futures contract transactions and $(522,337) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,030,606,023
Gross tax appreciation of investments	$401,031,881
Gross tax depreciation of investments	(16,916,474)
Net tax appreciation (depreciation) of investments	$384,115,407

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$35.99	0.40	6.58	6.98	(0.39)	(5.31)	(5.70)	$37.27	19.74%	0.66%(4)	2.00%(4)	108%	$1,827,750
2020	$36.82	0.76	(0.07)	0.69	(0.77)	(0.75)	(1.52)	$35.99	1.70%	0.67%	2.08%	100%	$1,588,537
2019	$39.61	0.78	0.63	1.41	(0.73)	(3.47)	(4.20)	$36.82	4.43%	0.67%	2.07%	72%	$1,707,536
2018	$37.90	0.93	4.40	5.33	(0.88)	(2.74)	(3.62)	$39.61	14.32%	0.66%	2.33%	77%	$1,751,738
2017	$33.91	0.79	4.55	5.34	(0.76)	(0.59)	(1.35)	$37.90	15.95%	0.67%	2.16%	81%	$1,691,048
2016	$36.78	0.82	(0.61)	0.21	(0.84)	(2.24)	(3.08)	$33.91	1.00%	0.68%	2.40%	79%	$1,551,664
I Class
2020(3)	$36.05	0.44	6.60	7.04	(0.44)	(5.31)	(5.75)	$37.34	19.87%	0.46%(4)	2.20%(4)	108%	$391,581
2020	$36.88	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.05	1.90%	0.47%	2.28%	100%	$272,307
2019	$39.66	0.85	0.65	1.50	(0.81)	(3.47)	(4.28)	$36.88	4.65%	0.47%	2.27%	72%	$306,583
2018	$37.94	0.99	4.43	5.42	(0.96)	(2.74)	(3.70)	$39.66	14.55%	0.46%	2.53%	77%	$274,687
2017	$33.95	0.86	4.55	5.41	(0.83)	(0.59)	(1.42)	$37.94	16.16%	0.47%	2.36%	81%	$181,620
2016	$36.82	0.88	(0.60)	0.28	(0.91)	(2.24)	(3.15)	$33.95	1.21%	0.48%	2.60%	79%	$127,626

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$35.93	0.35	6.57	6.92	(0.34)	(5.31)	(5.65)	$37.20	19.59%	0.91%(4)	1.75%(4)	108%	$149,444
2020	$36.76	0.67	(0.07)	0.60	(0.68)	(0.75)	(1.43)	$35.93	1.46%	0.92%	1.83%	100%	$130,398
2019	$39.55	0.69	0.63	1.32	(0.64)	(3.47)	(4.11)	$36.76	4.18%	0.92%	1.82%	72%	$152,312
2018	$37.85	0.83	4.39	5.22	(0.78)	(2.74)	(3.52)	$39.55	14.03%	0.91%	2.08%	77%	$155,233
2017	$33.87	0.69	4.55	5.24	(0.67)	(0.59)	(1.26)	$37.85	15.65%	0.92%	1.91%	81%	$156,863
2016	$36.74	0.73	(0.61)	0.12	(0.75)	(2.24)	(2.99)	$33.87	0.75%	0.93%	2.15%	79%	$205,390
C Class
2020(3)	$35.84	0.20	6.56	6.76	(0.18)	(5.31)	(5.49)	$37.11	19.14%	1.66%(4)	1.00%(4)	108%	$10,176
2020	$36.68	0.39	(0.08)	0.31	(0.40)	(0.75)	(1.15)	$35.84	0.68%	1.67%	1.08%	100%	$7,452
2019	$39.48	0.41	0.63	1.04	(0.37)	(3.47)	(3.84)	$36.68	3.40%	1.67%	1.07%	72%	$9,107
2018	$37.79	0.53	4.39	4.92	(0.49)	(2.74)	(3.23)	$39.48	13.18%	1.66%	1.33%	77%	$8,557
2017	$33.82	0.42	4.53	4.95	(0.39)	(0.59)	(0.98)	$37.79	14.77%	1.67%	1.16%	81%	$7,368
2016	$36.68	0.47	(0.60)	(0.13)	(0.49)	(2.24)	(2.73)	$33.82	0.01%	1.68%	1.40%	79%	$6,734
R Class
2020(3)	$35.97	0.30	6.58	6.88	(0.28)	(5.31)	(5.59)	$37.26	19.42%	1.16%(4)	1.50%(4)	108%	$15,145
2020	$36.81	0.58	(0.09)	0.49	(0.58)	(0.75)	(1.33)	$35.97	1.18%	1.17%	1.58%	100%	$14,218
2019	$39.59	0.60	0.64	1.24	(0.55)	(3.47)	(4.02)	$36.81	3.95%	1.17%	1.57%	72%	$24,676
2018	$37.89	0.73	4.40	5.13	(0.69)	(2.74)	(3.43)	$39.59	13.73%	1.16%	1.83%	77%	$25,298
2017	$33.91	0.60	4.55	5.15	(0.58)	(0.59)	(1.17)	$37.89	15.34%	1.17%	1.66%	81%	$28,052
2016	$36.77	0.65	(0.60)	0.05	(0.67)	(2.24)	(2.91)	$33.91	0.52%	1.18%	1.90%	79%	$23,290

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$36.06	0.44	6.60	7.04	(0.44)	(5.31)	(5.75)	$37.35	19.86%	0.46%(4)	2.20%(4)	108%	$24,149
2020	$36.89	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.06	1.90%	0.47%	2.28%	100%	$16,388
2019	$39.66	0.88	0.63	1.51	(0.81)	(3.47)	(4.28)	$36.89	4.68%	0.47%	2.27%	72%	$13,615
2018	$37.95	0.91	4.50	5.41	(0.96)	(2.74)	(3.70)	$39.66	14.52%	0.46%	2.53%	77%	$4,241
2017(5)	$37.51	0.20	0.43	0.63	(0.19)	—	(0.19)	$37.95	1.68%	0.47%(4)	2.37%(4)	81%(6)	$175

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through June 30, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 2102

Semiannual Report

December 31, 2020

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Soared as Backdrop Improved

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from central banks and federal governments, stocks and other riskier assets rebounded quickly as investors regained confidence in the global financial markets. In addition, the gradual reopening of economies along with COVID-19 treatment and vaccine progress also helped fuel the market's summer recovery.

Challenges related to the virus’s spread and the upcoming U.S. elections emerged in the fall. However, the November 3 election results removed some of the prevailing political uncertainty. Additionally, U.S. and European regulatory agencies approved the emergency use of two COVID-19 vaccines, and the U.S. Congress passed a second coronavirus fiscal aid package. These events, along with the U.K.’s orderly exit from the European Union, prompted a strong rally among global stocks. Investors looked ahead optimistically, even as a surge in COVID-19 infection rates triggered new lockdown measures.

Overall, global stocks delivered robust six-month returns. Non-U.S. stocks generally outpaced U.S. stocks, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining nearly 38%. Growth stocks modestly outperformed value stocks across the board.

A Return to Normalcy

The return to pre-pandemic life appears to be on the horizon now that the first COVID-19 vaccines are available. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. However, until the vaccine is widely distributed, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
Apple, Inc.	11.3%
Microsoft Corp.	9.2%
Amazon.com, Inc.	8.0%
Alphabet, Inc., Class A	3.9%
Facebook, Inc., Class A	3.8%
Tesla, Inc.	2.9%
Visa, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.1%
NVIDIA Corp.	2.0%
ServiceNow, Inc.	1.8%

Top Five Industries	% of net assets
Software	20.5%
Technology Hardware, Storage and Peripherals	11.8%
Semiconductors and Semiconductor Equipment	10.1%
Internet and Direct Marketing Retail	9.2%
Interactive Media and Services	7.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,188.80	$5.52	1.00%
I Class	$1,000	$1,189.70	$4.42	0.80%
Y Class	$1,000	$1,190.40	$4.14	0.75%
A Class	$1,000	$1,187.40	$6.89	1.25%
C Class	$1,000	$1,182.60	$11.00	2.00%
R Class	$1,000	$1,185.50	$8.26	1.50%
R5 Class	$1,000	$1,190.10	$4.42	0.80%
Hypothetical
Investor Class	$1,000	$1,020.16	$5.09	1.00%
I Class	$1,000	$1,021.17	$4.08	0.80%
Y Class	$1,000	$1,021.43	$3.82	0.75%
A Class	$1,000	$1,018.90	$6.36	1.25%
C Class	$1,000	$1,015.12	$10.16	2.00%
R Class	$1,000	$1,017.64	$7.63	1.50%
R5 Class	$1,000	$1,021.17	$4.08	0.80%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.1%
Boeing Co. (The)	2,991	$640,253
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	7,593	1,278,661
Auto Components — 0.5%
Adient plc(1)	32,732	1,138,092
Aptiv plc	4,243	552,820
Visteon Corp.(1)	4,069	510,741
		2,201,653
Automobiles — 3.1%
General Motors Co.	26,793	1,115,661
Tesla, Inc.(1)	19,733	13,924,986
		15,040,647
Biotechnology — 2.0%
AbbVie, Inc.	51,411	5,508,689
Moderna, Inc.(1)	7,679	802,225
Seagen, Inc.(1)	10,502	1,839,320
Vertex Pharmaceuticals, Inc.(1)	6,707	1,585,132
		9,735,366
Building Products — 0.8%
Advanced Drainage Systems, Inc.	7,339	613,394
AO Smith Corp.	19,741	1,082,201
AZEK Co., Inc. (The)(1)	17,247	663,147
Carrier Global Corp.	35,501	1,339,098
		3,697,840
Capital Markets — 0.8%
MSCI, Inc.	5,357	2,392,061
S&P Global, Inc.	4,224	1,388,556
		3,780,617
Chemicals — 0.9%
Scotts Miracle-Gro Co. (The)	13,446	2,677,637
Trinseo SA	27,182	1,391,990
		4,069,627
Communications Equipment — 0.1%
Motorola Solutions, Inc.	3,077	523,275
Construction and Engineering — 0.7%
Ameresco, Inc., Class A(1)	12,030	628,447
EMCOR Group, Inc.	31,395	2,871,387
		3,499,834
Consumer Finance — 0.1%
Capital One Financial Corp.	5,675	560,974
Containers and Packaging — 0.3%
Avery Dennison Corp.	8,817	1,367,605
Electrical Equipment — 0.3%
TPI Composites, Inc.(1)	12,228	645,394
Vertiv Holdings Co.	43,791	817,578
		1,462,972
6

	Shares	Value
Electronic Equipment, Instruments and Components — 0.5%
Itron, Inc.(1)	6,268	$601,101
Keysight Technologies, Inc.(1)	13,707	1,810,558
		2,411,659
Entertainment — 2.2%
Electronic Arts, Inc.	8,687	1,247,453
Netflix, Inc.(1)	8,160	4,412,357
Roku, Inc.(1)	4,014	1,332,728
Spotify Technology SA(1)	1,813	570,479
Take-Two Interactive Software, Inc.(1)	10,400	2,161,016
Walt Disney Co. (The)(1)	3,396	615,287
		10,339,320
Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp.	12,491	1,988,442
Simon Property Group, Inc.	18,264	1,557,554
		3,545,996
Food and Staples Retailing — 0.4%
Costco Wholesale Corp.	4,724	1,779,909
Food Products — 0.6%
Freshpet, Inc.(1)	11,058	1,570,125
Hershey Co. (The)	8,623	1,313,542
		2,883,667
Health Care Equipment and Supplies — 3.6%
Align Technology, Inc.(1)	4,470	2,388,679
DexCom, Inc.(1)	7,518	2,779,555
IDEXX Laboratories, Inc.(1)	6,281	3,139,683
Insulet Corp.(1)	3,709	948,132
Intuitive Surgical, Inc.(1)	1,914	1,565,843
Novocure Ltd.(1)	17,983	3,111,778
Stryker Corp.	6,695	1,640,543
West Pharmaceutical Services, Inc.	5,750	1,629,033
		17,203,246
Health Care Providers and Services — 2.2%
Amedisys, Inc.(1)	3,527	1,034,575
Chemed Corp.	4,280	2,279,571
Guardant Health, Inc.(1)	5,377	692,988
HCA Healthcare, Inc.	8,511	1,399,719
UnitedHealth Group, Inc.	14,265	5,002,450
		10,409,303
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	4,203	1,144,267
Hotels, Restaurants and Leisure — 1.1%
Chipotle Mexican Grill, Inc.(1)	622	862,534
Starbucks Corp.	26,275	2,810,899
Texas Roadhouse, Inc.	6,553	512,182
Yum! Brands, Inc.	11,816	1,282,745
		5,468,360
Household Durables — 0.3%
Tempur Sealy International, Inc.(1)	44,863	1,211,301
Household Products — 0.4%
Clorox Co. (The)	10,555	2,131,266
Industrial Conglomerates — 0.1%
General Electric Co.	48,298	521,618
7

	Shares	Value
Insurance — 0.2%
Kinsale Capital Group, Inc.	4,003	$801,120
Interactive Media and Services — 7.7%
Alphabet, Inc., Class A(1)	10,745	18,832,117
Facebook, Inc., Class A(1)	66,266	18,101,220
		36,933,337
Internet and Direct Marketing Retail — 9.2%
Amazon.com, Inc.(1)	11,847	38,584,850
Booking Holdings, Inc.(1)	2,136	4,757,449
Etsy, Inc.(1)	3,342	594,575
		43,936,874
IT Services — 7.0%
Accenture plc, Class A	6,510	1,700,477
GoDaddy, Inc., Class A(1)	5,933	492,142
MasterCard, Inc., Class A	28,138	10,043,578
Okta, Inc.(1)	3,904	992,631
PayPal Holdings, Inc.(1)	27,914	6,537,459
Square, Inc., Class A(1)	7,647	1,664,293
StoneCo Ltd., A Shares(1)	9,033	758,049
Visa, Inc., Class A	52,176	11,412,457
		33,601,086
Life Sciences Tools and Services — 0.9%
Illumina, Inc.(1)	1,395	516,150
Mettler-Toledo International, Inc.(1)	1,144	1,303,794
NeoGenomics, Inc.(1)	10,860	584,702
Repligen Corp.(1)	10,242	1,962,675
		4,367,321
Machinery — 0.8%
Lincoln Electric Holdings, Inc.	28,608	3,325,680
Terex Corp.	15,128	527,816
		3,853,496
Media — 0.5%
Cable One, Inc.	1,121	2,497,274
Metals and Mining — 0.1%
Freeport-McMoRan, Inc.	20,887	543,480
Multiline Retail — 0.3%
Dollar General Corp.	7,913	1,664,104
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	10,526	2,801,916
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	35,313	2,190,465
Merck & Co., Inc.	45,072	3,686,890
		5,877,355
Professional Services — 0.1%
CoStar Group, Inc.(1)	718	663,633
Real Estate Management and Development — 0.2%
Redfin Corp.(1)	11,229	770,646
Road and Rail — 0.9%
Landstar System, Inc.	16,580	2,232,663
Old Dominion Freight Line, Inc.	5,371	1,048,312
Uber Technologies, Inc.(1)	24,286	1,238,586
		4,519,561
8

	Shares	Value
Semiconductors and Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(1)	37,003	$3,393,545
Applied Materials, Inc.	41,771	3,604,837
Broadcom, Inc.	4,363	1,910,340
Cohu, Inc.	13,599	519,210
Enphase Energy, Inc.(1)	4,649	815,760
Lam Research Corp.	2,512	1,186,342
Lattice Semiconductor Corp.(1)	53,891	2,469,286
Marvell Technology Group Ltd.	30,860	1,467,084
MaxLinear, Inc.(1)	37,034	1,414,328
Micron Technology, Inc.(1)	36,827	2,768,654
Monolithic Power Systems, Inc.	5,751	2,106,189
NVIDIA Corp.	18,048	9,424,666
QUALCOMM, Inc.	53,218	8,107,230
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,171	2,962,726
Teradyne, Inc.	11,397	1,366,386
Texas Instruments, Inc.	25,655	4,210,755
Universal Display Corp.	3,241	744,782
		48,472,120
Software — 20.5%
8x8, Inc.(1)	24,660	850,030
Adobe, Inc.(1)	16,490	8,246,979
Atlassian Corp. plc, Class A(1)	8,664	2,026,250
Autodesk, Inc.(1)	21,147	6,457,025
Cadence Design Systems, Inc.(1)	6,626	903,985
Cloudflare, Inc., Class A(1)	8,145	618,939
Coupa Software, Inc.(1)	1,817	615,799
Crowdstrike Holdings, Inc., Class A(1)	9,998	2,117,776
DocuSign, Inc.(1)	6,685	1,486,076
Fair Isaac Corp.(1)	2,048	1,046,610
Fortinet, Inc.(1)	3,761	558,621
Guidewire Software, Inc.(1)	5,159	664,118
Intuit, Inc.	8,891	3,377,246
Microsoft Corp.	199,618	44,399,036
Palo Alto Networks, Inc.(1)	7,732	2,747,875
Proofpoint, Inc.(1)	11,273	1,537,750
PTC, Inc.(1)	5,520	660,247
Rapid7, Inc.(1)	12,435	1,121,140
salesforce.com, Inc.(1)	5,072	1,128,672
ServiceNow, Inc.(1)	15,701	8,642,301
Varonis Systems, Inc.(1)	9,333	1,526,972
Workday, Inc., Class A(1)	22,678	5,433,876
Zendesk, Inc.(1)	12,791	1,830,648
Zscaler, Inc.(1)	2,803	559,787
		98,557,758
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	27,545	552,828
Home Depot, Inc. (The)	14,696	3,903,551
Lowe's Cos., Inc.	20,753	3,331,064
Ross Stores, Inc.	20,423	2,508,149
TJX Cos., Inc. (The)	39,511	2,698,206
Ulta Beauty, Inc.(1)	3,425	983,523
		13,977,321
9

	Shares	Value
Technology Hardware, Storage and Peripherals — 11.8%
Apple, Inc.	410,088	$54,414,577
Pure Storage, Inc., Class A(1)	101,591	2,296,972
		56,711,549
Textiles, Apparel and Luxury Goods — 2.0%
Deckers Outdoor Corp.(1)	2,968	851,163
lululemon athletica, Inc.(1)	1,550	539,447
NIKE, Inc., Class B	54,652	7,731,618
Steven Madden Ltd.	15,451	545,729
		9,667,957
Trading Companies and Distributors — 0.4%
SiteOne Landscape Supply, Inc.(1)	10,847	1,720,660
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $263,703,860)		478,847,804
OTHER ASSETS AND LIABILITIES — 0.3%		1,392,708
TOTAL NET ASSETS — 100.0%		$480,240,512

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $263,703,860)	$478,847,804
Receivable for investments sold	1,908,553
Receivable for capital shares sold	1,208,658
Dividends and interest receivable	114,780
482,079,795

Liabilities
Disbursements in excess of demand deposit cash	903,115
Payable for capital shares redeemed	528,931
Accrued management fees	375,808
Distribution and service fees payable	31,429
1,839,283

Net Assets	$480,240,512

Net Assets Consist of:
Capital (par value and paid-in surplus)	$264,830,336
Distributable earnings	215,410,176
$480,240,512

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$268,645,126	11,056,409	$24.30
I Class, $0.01 Par Value	$136,547,349	5,573,099	$24.50
Y Class, $0.01 Par Value	$225,819	9,202	$24.54
A Class, $0.01 Par Value	$39,911,250	1,672,955	$23.86*
C Class, $0.01 Par Value	$21,910,865	1,028,293	$21.31
R Class, $0.01 Par Value	$11,480,940	497,578	$23.07
R5 Class, $0.01 Par Value	$1,519,163	61,963	$24.52
*Maximum offering price $25.32 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,523)	$1,670,322
Interest	2,531
1,672,853

Expenses:
Management fees	2,197,392
Distribution and service fees:
A Class	46,863
C Class	113,377
R Class	26,084
Directors' fees and expenses	16,370
Other expenses	1,576
2,401,662
Fees waived(1)	(23,297)
2,378,365

Net investment income (loss)	(705,512)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,029,464
Futures contract transactions	1,046,475
24,075,939
Change in net unrealized appreciation (depreciation) on:
Investments	56,796,127
Futures contracts	(36,367)
56,759,760

Net realized and unrealized gain (loss)	80,835,699

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,130,187

(1)Amount consists of $12,736, $6,949, $13, $1,875, $1,134, $522 and $68 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$(705,512)	$(458,413)
Net realized gain (loss)	24,075,939	99,531,126
Change in net unrealized appreciation (depreciation)	56,759,760	(12,917,756)
Net increase (decrease) in net assets resulting from operations	80,130,187	86,154,957

Distributions to Shareholders
From earnings:
Investor Class	(43,314,900)	(19,742,797)
I Class	(23,331,103)	(14,515,555)
Y Class	(41,485)	(29,840)
A Class	(6,605,636)	(2,597,617)
C Class	(3,987,546)	(2,101,210)
R Class	(1,907,332)	(775,728)
R5 Class	(240,227)	(64,578)
Decrease in net assets from distributions	(79,428,229)	(39,827,325)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	37,361,313	(138,096,911)

Net increase (decrease) in net assets	38,063,271	(91,769,279)

Net Assets
Beginning of period	442,177,241	533,946,520
End of period	$480,240,512	$442,177,241

See Notes to Financial Statements.
13

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended December 31, 2020, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.00%	0.99%
I Class		0.0500% to 0.1100%	0.80%	0.79%
Y Class		0.0000% to 0.0600%	0.75%	0.74%
A Class		0.2500% to 0.3100%	1.00%	0.99%
C Class		0.2500% to 0.3100%	1.00%	0.99%
R Class		0.2500% to 0.3100%	1.00%	0.99%
R5 Class		0.0500% to 0.1100%	0.80%	0.79%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

16

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $9,204,163 and $9,670,592, respectively. The effect of interfund transactions on the Statement of Operations was $725,924 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2020 were $422,254,414 and $444,084,522, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2020		Year ended June 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		170,000,000
Sold	973,485	$25,569,490	1,261,048	$27,858,757
Issued in reinvestment of distributions	1,738,860	41,937,569	889,315	19,280,340
Redeemed	(1,430,367)	(37,694,319)	(3,908,883)	(85,287,974)
	1,281,978	29,812,740	(1,758,520)	(38,148,877)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	551,646	14,673,087	947,512	20,998,104
Issued in reinvestment of distributions	955,719	23,243,092	664,465	14,478,684
Redeemed	(1,491,067)	(38,612,272)	(5,846,700)	(126,745,336)
	16,298	(696,093)	(4,234,723)	(91,268,548)
Y Class/Shares Authorized	40,000,000		50,000,000
Sold	—	—	547	12,143
Issued in reinvestment of distributions	1,704	41,485	1,368	29,840
Redeemed	(1,933)	(48,764)	(18,978)	(429,123)
	(229)	(7,279)	(17,063)	(387,140)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	224,171	5,843,072	238,636	5,163,120
Issued in reinvestment of distributions	260,803	6,175,823	111,662	2,390,694
Redeemed	(231,496)	(5,998,012)	(400,827)	(8,643,889)
	253,478	6,020,883	(50,529)	(1,090,075)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	27,438	642,493	53,988	1,039,561
Issued in reinvestment of distributions	187,436	3,964,277	102,058	2,005,435
Redeemed	(202,962)	(4,822,496)	(445,546)	(8,913,381)
	11,912	(215,726)	(289,500)	(5,868,385)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	63,052	1,603,418	82,972	1,773,737
Issued in reinvestment of distributions	82,772	1,895,474	37,170	775,728
Redeemed	(55,922)	(1,424,413)	(184,733)	(3,945,878)
	89,902	2,074,479	(64,591)	(1,396,413)
R5 Class/Shares Authorized	40,000,000		50,000,000
Sold	10,290	271,040	20,945	454,916
Issued in reinvestment of distributions	9,874	240,227	2,962	64,578
Redeemed	(5,152)	(138,958)	(20,777)	(456,967)
	15,012	372,309	3,130	62,527
Net increase (decrease)	1,668,351	$37,361,313	(6,411,796)	$(138,096,911)
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $6,081,463 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $1,046,475 in net realized gain (loss) on futures contract transactions and $(36,367) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$266,551,857
Gross tax appreciation of investments	$213,695,862
Gross tax depreciation of investments	(1,399,915)
Net tax appreciation (depreciation) of investments	$212,295,947

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$24.39	(0.04)	4.61	4.57	—	(4.66)	(4.66)	$24.30	18.88%	1.00%(4)	1.01%(4)	(0.28)%(4)	(0.29)%(4)	93%	$268,645
2020	$21.76	(0.02)	4.59	4.57	—	(1.94)	(1.94)	$24.39	22.13%	1.01%	1.02%	(0.10)%	(0.11)%	142%	$238,408
2019	$24.05	0.05	1.08	1.13	(0.04)	(3.38)	(3.42)	$21.76	6.61%	1.02%	1.02%	0.24%	0.24%	105%	$250,920
2018	$22.10	0.05	3.97	4.02	(0.03)	(2.04)	(2.07)	$24.05	18.80%	1.02%	1.02%	0.21%	0.21%	97%	$362,865
2017	$18.36	0.11	3.74	3.85	(0.11)	—	(0.11)	$22.10	20.88%	1.02%	1.02%	0.51%	0.51%	124%	$434,242
2016	$19.15	0.12	(0.53)	(0.41)	(0.12)	(0.26)	(0.38)	$18.36	(2.08)%	1.03%	1.03%	0.64%	0.64%	113%	$370,901
I Class
2020(3)	$24.54	(0.01)	4.63	4.62	—	(4.66)	(4.66)	$24.50	18.97%	0.80%(4)	0.81%(4)	(0.08)%(4)	(0.09)%(4)	93%	$136,547
2020	$21.84	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.54	22.38%	0.81%	0.82%	0.10%	0.09%	142%	$136,351
2019	$24.13	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.84	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$213,805
2018	$22.16	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.13	19.01%	0.82%	0.82%	0.41%	0.41%	97%	$231,261
2017	$18.41	0.15	3.75	3.90	(0.15)	—	(0.15)	$22.16	21.18%	0.82%	0.82%	0.71%	0.71%	124%	$238,480
2016	$19.20	0.16	(0.53)	(0.37)	(0.16)	(0.26)	(0.42)	$18.41	(1.95)%	0.83%	0.83%	0.84%	0.84%	113%	$318,576

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$24.56	—(5)	4.64	4.64	—	(4.66)	(4.66)	$24.54	19.04%	0.75%(4)	0.76%(4)	(0.03)%(4)	(0.04)%(4)	93%	$226
2020	$21.85	0.04	4.61	4.65	—	(1.94)	(1.94)	$24.56	22.42%	0.76%	0.77%	0.15%	0.14%	142%	$232
2019	$24.14	0.12	1.07	1.19	(0.10)	(3.38)	(3.48)	$21.85	6.87%	0.77%	0.77%	0.49%	0.49%	105%	$579
2018	$22.17	0.11	3.99	4.10	(0.09)	(2.04)	(2.13)	$24.14	19.06%	0.77%	0.77%	0.46%	0.46%	97%	$6
2017(6)	$21.62	0.04	0.63	0.67	(0.12)	—	(0.12)	$22.17	3.07%	0.77%(4)	0.77%(4)	0.74%(4)	0.74%(4)	124%(7)	$5
A Class
2020(3)	$24.05	(0.07)	4.54	4.47	—	(4.66)	(4.66)	$23.86	18.74%	1.25%(4)	1.26%(4)	(0.53)%(4)	(0.54)%(4)	93%	$39,911
2020	$21.53	(0.08)	4.54	4.46	—	(1.94)	(1.94)	$24.05	21.84%	1.26%	1.27%	(0.35)%	(0.36)%	142%	$34,139
2019	$23.87	—(5)	1.06	1.06	(0.02)	(3.38)	(3.40)	$21.53	6.32%	1.27%	1.27%	(0.01)%	(0.01)%	105%	$31,650
2018	$21.97	(0.01)	3.95	3.94	—	(2.04)	(2.04)	$23.87	18.48%	1.27%	1.27%	(0.04)%	(0.04)%	97%	$37,832
2017	$18.28	0.05	3.72	3.77	(0.08)	—	(0.08)	$21.97	20.61%	1.27%	1.27%	0.26%	0.26%	124%	$58,469
2016	$19.09	0.07	(0.52)	(0.45)	(0.10)	(0.26)	(0.36)	$18.28	(2.35)%	1.28%	1.28%	0.39%	0.39%	113%	$133,042
C Class
2020(3)	$21.99	(0.15)	4.13	3.98	—	(4.66)	(4.66)	$21.31	18.26%	2.00%(4)	2.01%(4)	(1.28)%(4)	(1.29)%(4)	93%	$21,911
2020	$19.98	(0.22)	4.17	3.95	—	(1.94)	(1.94)	$21.99	20.94%	2.01%	2.02%	(1.10)%	(1.11)%	142%	$22,346
2019	$22.55	(0.16)	0.97	0.81	—	(3.38)	(3.38)	$19.98	5.57%	2.02%	2.02%	(0.76)%	(0.76)%	105%	$26,088
2018	$21.00	(0.17)	3.76	3.59	—	(2.04)	(2.04)	$22.55	17.57%	2.02%	2.02%	(0.79)%	(0.79)%	97%	$40,253
2017	$17.54	(0.09)	3.55	3.46	—	—	—	$21.00	19.73%	2.02%	2.02%	(0.49)%	(0.49)%	124%	$44,456
2016	$18.41	(0.06)	(0.51)	(0.57)	(0.04)	(0.26)	(0.30)	$17.54	(3.11)%	2.03%	2.03%	(0.36)%	(0.36)%	113%	$45,050

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$23.42	(0.10)	4.41	4.31	—	(4.66)	(4.66)	$23.07	18.55%	1.50%(4)	1.51%(4)	(0.78)%(4)	(0.79)%(4)	93%	$11,481
2020	$21.06	(0.13)	4.43	4.30	—	(1.94)	(1.94)	$23.42	21.56%	1.51%	1.52%	(0.60)%	(0.61)%	142%	$9,548
2019	$23.47	(0.06)	1.03	0.97	—	(3.38)	(3.38)	$21.06	6.03%	1.52%	1.52%	(0.26)%	(0.26)%	105%	$9,948
2018	$21.68	(0.06)	3.89	3.83	—	(2.04)	(2.04)	$23.47	18.20%	1.52%	1.52%	(0.29)%	(0.29)%	97%	$10,626
2017	$18.06	—(5)	3.67	3.67	(0.05)	—	(0.05)	$21.68	20.33%	1.52%	1.52%	0.01%	0.01%	124%	$11,184
2016	$18.89	0.03	(0.52)	(0.49)	(0.08)	(0.26)	(0.34)	$18.06	(2.60)%	1.53%	1.53%	0.14%	0.14%	113%	$12,778
R5 Class
2020(3)	$24.55	(0.01)	4.64	4.63	—	(4.66)	(4.66)	$24.52	19.01%	0.80%(4)	0.81%(4)	(0.08)%(4)	(0.09)%(4)	93%	$1,519
2020	$21.85	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.55	22.37%	0.81%	0.82%	0.10%	0.09%	142%	$1,153
2019	$24.14	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.85	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$957
2018	$22.17	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.14	19.00%	0.82%	0.82%	0.41%	0.41%	97%	$1,142
2017(6)	$21.62	0.03	0.63	0.66	(0.11)	—	(0.11)	$22.17	3.06%	0.82%(4)	0.82%(4)	0.69%(4)	0.69%(4)	124%(7)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through June 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 2102

Semiannual Report

December 31, 2020

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Soared as Backdrop Improved

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from central banks and federal governments, stocks and other riskier assets rebounded quickly as investors regained confidence in the global financial markets. In addition, the gradual reopening of economies along with COVID-19 treatment and vaccine progress also helped fuel the market's summer recovery.

Challenges related to the virus’s spread and the upcoming U.S. elections emerged in the fall. However, the November 3 election results removed some of the prevailing political uncertainty. Additionally, U.S. and European regulatory agencies approved the emergency use of two COVID-19 vaccines, and the U.S. Congress passed a second coronavirus fiscal aid package. These events, along with the U.K.’s orderly exit from the European Union, prompted a strong rally among global stocks. Investors looked ahead optimistically, even as a surge in COVID-19 infection rates triggered new lockdown measures.

Overall, global stocks delivered robust six-month returns. Non-U.S. stocks generally outpaced U.S. stocks, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining nearly 38%. Growth stocks modestly outperformed value stocks across the board.

A Return to Normalcy

The return to pre-pandemic life appears to be on the horizon now that the first COVID-19 vaccines are available. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. However, until the vaccine is widely distributed, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class A	1.9%
Bristol-Myers Squibb Co.	1.4%
Facebook, Inc., Class A	1.4%
Johnson & Johnson	1.3%
Adobe, Inc.	1.3%
Berkshire Hathaway, Inc., Class B	1.3%
QUALCOMM, Inc.	1.2%

Top Five Industries	% of net assets
Software	11.6%
Technology Hardware, Storage and Peripherals	7.4%
Semiconductors and Semiconductor Equipment	7.0%
Internet and Direct Marketing Retail	4.7%
Health Care Providers and Services	4.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,173.70	$3.62	0.66%
I Class	$1,000	$1,174.80	$2.52	0.46%
A Class	$1,000	$1,172.40	$4.98	0.91%
C Class	$1,000	$1,167.50	$9.07	1.66%
R Class	$1,000	$1,170.70	$6.35	1.16%
R5 Class	$1,000	$1,175.10	$2.52	0.46%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
R5 Class	$1,000	$1,022.89	$2.35	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.4%
Raytheon Technologies Corp.	60,890	$4,354,244
Textron, Inc.	121,664	5,880,021
		10,234,265
Auto Components — 1.2%
Adient plc(1)	195,704	6,804,628
BorgWarner, Inc.	160,472	6,200,638
Lear Corp.	62,314	9,909,796
Magna International, Inc.	92,720	6,564,576
		29,479,638
Automobiles — 0.5%
General Motors Co.	53,139	2,212,708
Tesla, Inc.(1)	12,280	8,665,628
		10,878,336
Banks — 4.0%
Bank of America Corp.	722,956	21,912,796
Citigroup, Inc.	288,312	17,777,318
Citizens Financial Group, Inc.	135,283	4,837,720
Comerica, Inc.	103,311	5,770,953
East West Bancorp, Inc.	116,929	5,929,470
Fifth Third Bancorp	393,965	10,861,615
JPMorgan Chase & Co.	87,168	11,076,438
KeyCorp	483,696	7,937,451
People's United Financial, Inc.	409,697	5,297,382
Regions Financial Corp.	286,027	4,610,755
		96,011,898
Beverages — 0.2%
PepsiCo, Inc.	26,027	3,859,804
Biotechnology — 1.4%
AbbVie, Inc.	172,147	18,445,551
Alexion Pharmaceuticals, Inc.(1)	37,663	5,884,467
Amgen, Inc.	15,623	3,592,040
Vertex Pharmaceuticals, Inc.(1)	22,083	5,219,097
		33,141,155
Building Products — 1.4%
Masco Corp.	482,971	26,529,597
Owens Corning	81,359	6,163,758
		32,693,355
Capital Markets — 2.5%
Brookfield Asset Management, Inc., Class A	236,238	9,749,542
Moody's Corp.	32,830	9,528,579
Morgan Stanley	248,227	17,010,997
MSCI, Inc.	12,485	5,574,927
State Street Corp.	238,326	17,345,366
		59,209,411
Chemicals — 3.0%
Air Products and Chemicals, Inc.	7,910	2,161,170
6

	Shares	Value
Dow, Inc.	77,622	$4,308,021
Eastman Chemical Co.	47,370	4,750,264
Ecolab, Inc.	81,472	17,627,282
Huntsman Corp.	378,978	9,527,507
Linde plc	26,956	7,103,175
Mosaic Co. (The)	441,125	10,150,286
Sherwin-Williams Co. (The)	21,045	15,466,181
		71,093,886
Commercial Services and Supplies — 0.5%
Waste Management, Inc.	99,698	11,757,385
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	21,679	6,299,267
Cisco Systems, Inc.	315,196	14,105,021
Lumentum Holdings, Inc.(1)	51,396	4,872,341
Motorola Solutions, Inc.	41,045	6,980,112
		32,256,741
Construction and Engineering — 0.4%
Quanta Services, Inc.	123,191	8,872,216
Consumer Finance — 0.4%
Synchrony Financial	296,279	10,283,844
Containers and Packaging — 0.6%
International Paper Co.	210,154	10,448,857
Packaging Corp. of America	35,606	4,910,423
		15,359,280
Distributors — 0.2%
LKQ Corp.(1)	152,444	5,372,127
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	129,250	29,969,197
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	882,510	25,380,988
Verizon Communications, Inc.	496,116	29,146,815
		54,527,803
Electric Utilities — 0.9%
NextEra Energy, Inc.	55,931	4,315,077
NRG Energy, Inc.	217,107	8,152,368
PPL Corp.	360,251	10,159,078
		22,626,523
Electrical Equipment — 1.6%
Emerson Electric Co.	327,809	26,346,009
Hubbell, Inc.	81,243	12,738,090
		39,084,099
Electronic Equipment, Instruments and Components — 1.0%
Jabil, Inc.	202,420	8,608,922
SYNNEX Corp.	84,650	6,893,896
Zebra Technologies Corp., Class A(1)	22,066	8,480,626
		23,983,444
Entertainment — 1.7%
Activision Blizzard, Inc.	60,341	5,602,662
Electronic Arts, Inc.	60,937	8,750,553
Madison Square Garden Sports Corp., Class A(1)	55,463	10,210,739
Netflix, Inc.(1)	9,507	5,140,720
Walt Disney Co. (The)(1)	64,223	11,635,923
		41,340,597
7

	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.1%
Iron Mountain, Inc.	171,493	$5,055,614
Lamar Advertising Co., Class A	47,637	3,964,351
Spirit Realty Capital, Inc.	248,424	9,979,192
Weyerhaeuser Co.	214,303	7,185,579
		26,184,736
Food and Staples Retailing — 0.3%
Kroger Co. (The)	229,122	7,276,915
Food Products — 0.7%
Campbell Soup Co.	80,189	3,877,138
Hormel Foods Corp.	170,028	7,925,005
J.M. Smucker Co. (The)	35,020	4,048,312
		15,850,455
Gas Utilities — 0.4%
UGI Corp.	265,025	9,265,274
Health Care Equipment and Supplies — 2.3%
Danaher Corp.	106,604	23,681,012
DexCom, Inc.(1)	6,136	2,268,602
Medtronic plc	176,657	20,693,601
Zimmer Biomet Holdings, Inc.	60,810	9,370,213
		56,013,428
Health Care Providers and Services — 4.2%
AmerisourceBergen Corp.	73,213	7,157,303
Anthem, Inc.	41,279	13,254,274
Cardinal Health, Inc.	66,614	3,567,846
CVS Health Corp.	194,641	13,293,980
HCA Healthcare, Inc.	26,432	4,347,007
Henry Schein, Inc.(1)	180,722	12,083,073
Humana, Inc.	45,361	18,610,257
McKesson Corp.	61,490	10,694,341
UnitedHealth Group, Inc.	49,950	17,516,466
		100,524,547
Hotels, Restaurants and Leisure — 3.5%
Aramark	259,594	9,989,177
Boyd Gaming Corp.(1)	232,894	9,995,810
Churchill Downs, Inc.	50,648	9,865,724
Darden Restaurants, Inc.	88,422	10,532,829
Texas Roadhouse, Inc.	127,320	9,951,331
Vail Resorts, Inc.	34,255	9,555,775
Yum! Brands, Inc.	210,669	22,870,227
		82,760,873
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	45,378	6,396,029
Household Products — 1.5%
Clorox Co. (The)	40,872	8,252,874
Colgate-Palmolive Co.	329,966	28,215,393
		36,468,267
Industrial Conglomerates — 1.7%
3M Co.	115,948	20,266,551
Honeywell International, Inc.	100,230	21,318,921
		41,585,472
Insurance — 1.2%
Athene Holding Ltd., Class A(1)	99,304	4,283,974
8

	Shares	Value
Fidelity National Financial, Inc.	96,912	$3,788,290
Marsh & McLennan Cos., Inc.	89,417	10,461,789
Prudential Financial, Inc.	132,467	10,341,699
		28,875,752
Interactive Media and Services — 3.3%
Alphabet, Inc., Class A(1)	26,421	46,306,501
Facebook, Inc., Class A(1)	118,793	32,449,496
		78,755,997
Internet and Direct Marketing Retail — 4.7%
Amazon.com, Inc.(1)	28,214	91,891,023
Booking Holdings, Inc.(1)	4,731	10,537,214
eBay, Inc.	173,551	8,720,938
		111,149,175
IT Services — 2.3%
Cognizant Technology Solutions Corp., Class A	81,065	6,643,277
International Business Machines Corp.	140,979	17,746,437
Mastercard, Inc., Class A	23,912	8,535,149
PayPal Holdings, Inc.(1)	17,195	4,027,069
Visa, Inc., Class A	62,340	13,635,628
WEX, Inc.(1)	20,111	4,093,192
		54,680,752
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	186,516	22,100,281
Illumina, Inc.(1)	10,068	3,725,160
		25,825,441
Machinery — 1.1%
Cummins, Inc.	23,430	5,320,953
Snap-on, Inc.	96,773	16,561,731
Westinghouse Air Brake Technologies Corp.	50,469	3,694,331
		25,577,015
Media — 1.3%
Comcast Corp., Class A	241,388	12,648,731
Fox Corp., Class A	209,991	6,114,938
Interpublic Group of Cos., Inc. (The)	149,236	3,510,031
Liberty Broadband Corp., Class C(1)	60,742	9,619,710
		31,893,410
Metals and Mining — 1.4%
Cleveland-Cliffs, Inc.	757,083	11,023,128
Freeport-McMoRan, Inc.	403,448	10,497,717
Reliance Steel & Aluminum Co.	40,876	4,894,901
Steel Dynamics, Inc.	173,626	6,401,591
		32,817,337
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	433,381	9,378,365
Dominion Energy, Inc.	176,550	13,276,560
		22,654,925
Multiline Retail — 0.9%
Dollar Tree, Inc.(1)	27,993	3,024,364
Target Corp.	97,898	17,281,934
		20,306,298
Oil, Gas and Consumable Fuels — 2.3%
Chevron Corp.	107,219	9,054,645
9

	Shares	Value
Exxon Mobil Corp.	311,432	$12,837,227
New Fortress Energy, Inc.	150,515	8,066,099
Phillips 66	146,496	10,245,930
Williams Cos., Inc. (The)	755,024	15,138,231
		55,342,132
Personal Products — 0.2%
Herbalife Nutrition Ltd.(1)	101,161	4,860,786
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	533,711	33,106,093
Johnson & Johnson	197,288	31,049,186
Merck & Co., Inc.	276,366	22,606,739
Pfizer, Inc.	153,968	5,667,562
		92,429,580
Road and Rail — 1.0%
CSX Corp.	42,381	3,846,076
J.B. Hunt Transport Services, Inc.	41,964	5,734,380
Kansas City Southern	72,207	14,739,615
		24,320,071
Semiconductors and Semiconductor Equipment — 7.0%
Applied Materials, Inc.	297,554	25,678,910
Broadcom, Inc.	60,208	26,362,073
Intel Corp.	84,438	4,206,701
KLA Corp.	50,824	13,158,842
Lam Research Corp.	36,256	17,122,621
Micron Technology, Inc.(1)	134,887	10,140,805
NVIDIA Corp.	17,529	9,153,644
NXP Semiconductors NV	46,719	7,428,788
Qorvo, Inc.(1)	28,145	4,679,669
QUALCOMM, Inc.	191,961	29,243,339
Texas Instruments, Inc.	121,918	20,010,401
		167,185,793
Software — 11.6%
Adobe, Inc.(1)	61,621	30,817,894
Autodesk, Inc.(1)	49,869	15,227,000
Cadence Design Systems, Inc.(1)	40,062	5,465,659
Citrix Systems, Inc.	52,945	6,888,144
Cloudflare, Inc., Class A(1)	118,161	8,979,054
Fortinet, Inc.(1)	29,313	4,353,860
Intuit, Inc.	30,236	11,485,145
Microsoft Corp.	454,491	101,087,888
NortonLifeLock, Inc.	361,211	7,505,965
Oracle Corp. (New York)	282,975	18,305,653
Palo Alto Networks, Inc.(1)	15,817	5,621,204
Pegasystems, Inc.	78,765	10,496,224
PTC, Inc.(1)	65,711	7,859,693
salesforce.com, Inc.(1)	80,236	17,854,917
ServiceNow, Inc.(1)	30,029	16,528,862
Varonis Systems, Inc.(1)	54,719	8,952,576
		277,429,738
Specialty Retail — 3.8%
AutoZone, Inc.(1)	5,863	6,950,235
Best Buy Co., Inc.	36,894	3,681,652
10

	Shares	Value
Burlington Stores, Inc.(1)	42,309	$11,065,919
Dick's Sporting Goods, Inc.	111,696	6,278,432
Home Depot, Inc. (The)	86,466	22,967,099
Lowe's Cos., Inc.	102,022	16,375,551
O'Reilly Automotive, Inc.(1)	19,842	8,979,894
Tractor Supply Co.	58,830	8,270,321
Ulta Beauty, Inc.(1)	20,123	5,778,521
		90,347,624
Technology Hardware, Storage and Peripherals — 7.4%
Apple, Inc.	1,171,078	155,390,340
NetApp, Inc.	161,323	10,686,036
Western Digital Corp.	188,332	10,431,709
		176,508,085
Textiles, Apparel and Luxury Goods — 1.3%
Levi Strauss & Co., Class A	245,059	4,920,785
Ralph Lauren Corp.	101,620	10,542,059
Tapestry, Inc.	538,245	16,728,654
		32,191,498
TOTAL COMMON STOCKS (Cost $1,730,465,795)		2,377,512,409
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $4,100,756), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $4,017,135)		4,017,108
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $5,121,453), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $5,021,033)		5,021,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,005	4,005
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,042,113)		9,042,113
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,739,507,908)		2,386,554,522
OTHER ASSETS AND LIABILITIES†		(227,560)
TOTAL NET ASSETS — 100.0%		$2,386,326,962

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,739,507,908)	$2,386,554,522
Receivable for capital shares sold	961,410
Dividends and interest receivable	2,251,650
2,389,767,582

Liabilities
Payable for capital shares redeemed	2,153,447
Accrued management fees	1,249,212
Distribution and service fees payable	30,127
Dividends payable	7,834
3,440,620

Net Assets	$2,386,326,962

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,587,073,627
Distributable earnings	799,253,335
$2,386,326,962

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,985,716,811	62,458,544	$31.79
I Class, $0.01 Par Value	$295,804,424	9,292,493	$31.83
A Class, $0.01 Par Value	$71,751,847	2,260,735	$31.74*
C Class, $0.01 Par Value	$5,950,459	190,202	$31.28
R Class, $0.01 Par Value	$24,354,019	766,695	$31.76
R5 Class, $0.01 Par Value	$2,749,402	86,358	$31.84
*Maximum offering price $33.68 (net asset value divided by 0.9425).

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,256)	$19,535,224
Interest	14,081
19,549,305

Expenses:
Management fees	7,273,262
Distribution and service fees:
A Class	83,179
C Class	29,038
R Class	57,598
Directors' fees and expenses	81,967
Other expenses	11,795
7,536,839

Net investment income (loss)	12,012,466

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	196,209,570
Futures contract transactions	9,448,295
205,657,865

Change in net unrealized appreciation (depreciation) on:
Investments	159,626,339
Futures contracts	(1,229,662)
158,396,677

Net realized and unrealized gain (loss)	364,054,542

Net Increase (Decrease) in Net Assets Resulting from Operations	$376,067,008

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$12,012,466	$27,692,706
Net realized gain (loss)	205,657,865	359,535,171
Change in net unrealized appreciation (depreciation)	158,396,677	(241,763,983)
Net increase (decrease) in net assets resulting from operations	376,067,008	145,463,894

Distributions to Shareholders
From earnings:
Investor Class	(216,286,047)	(193,302,904)
I Class	(32,117,020)	(40,657,808)
A Class	(7,665,563)	(6,862,367)
C Class	(629,536)	(598,033)
R Class	(2,597,228)	(2,047,280)
R5 Class	(300,019)	(218,843)
Decrease in net assets from distributions	(259,595,413)	(243,687,235)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(30,261,402)	(449,071,936)

Net increase (decrease) in net assets	86,210,193	(547,295,277)

Net Assets
Beginning of period	2,300,116,769	2,847,412,046
End of period	$2,386,326,962	$2,300,116,769

See Notes to Financial Statements.
14

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.
The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 9% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2020 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $39,461,717 and $50,094,753, respectively. The effect of interfund transactions on the Statement of Operations was $2,629,065 in net realized gain (loss) on investment transactions.

17

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2020 were $2,190,859,972 and $2,401,649,621, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2020		Year ended June 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	850,000,000		680,000,000
Sold	1,311,373	$43,567,730	3,076,813	$91,838,331
Issued in reinvestment of distributions	6,718,741	210,701,166	6,045,901	188,741,405
Redeemed	(4,411,064)	(144,590,435)	(22,435,146)	(701,557,557)
	3,619,050	109,678,461	(13,312,432)	(420,977,821)
I Class/Shares Authorized	140,000,000		120,000,000
Sold	759,642	24,962,761	2,921,120	85,171,554
Issued in reinvestment of distributions	1,008,585	31,677,114	1,283,020	40,071,785
Redeemed	(6,257,650)	(206,127,006)	(4,461,127)	(137,401,925)
	(4,489,423)	(149,487,131)	(256,987)	(12,158,586)
A Class/Shares Authorized	40,000,000		45,000,000
Sold	185,293	6,135,160	262,546	7,894,410
Issued in reinvestment of distributions	225,139	7,049,378	202,427	6,313,811
Redeemed	(175,369)	(5,726,628)	(998,318)	(30,297,298)
	235,063	7,457,910	(533,345)	(16,089,077)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	12,714	414,027	20,012	578,499
Issued in reinvestment of distributions	19,316	596,100	17,839	550,419
Redeemed	(37,997)	(1,210,706)	(77,138)	(2,307,450)
	(5,967)	(200,579)	(39,287)	(1,178,532)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	68,011	2,236,106	216,601	6,406,575
Issued in reinvestment of distributions	80,154	2,509,711	65,573	2,047,260
Redeemed	(85,632)	(2,801,455)	(253,381)	(7,460,016)
	62,533	1,944,362	28,793	993,819
R5 Class/Shares Authorized	40,000,000		50,000,000
Sold	10,495	343,057	14,171	425,154
Issued in reinvestment of distributions	9,440	296,484	7,007	218,843
Redeemed	(9,182)	(293,966)	(10,714)	(305,736)
	10,753	345,575	10,464	338,261
Net increase (decrease)	(567,991)	$(30,261,402)	(14,102,794)	$(449,071,936)

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,377,512,409	—	—
Temporary Cash Investments	4,005	$9,038,108	—
	$2,377,516,414	$9,038,108	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $41,290,310 futures contracts purchased.
At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $9,448,295 in net realized gain (loss) on futures contract transactions and $(1,229,662) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

19

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,743,811,331
Gross tax appreciation of investments	$651,036,707
Gross tax depreciation of investments	(8,293,516)
Net tax appreciation (depreciation) of investments	$642,743,191

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$30.41	0.17	5.05	5.22	(0.17)	(3.67)	(3.84)	$31.79	17.37%	0.66%(4)	1.02%(4)	97%	$1,985,717
2020	$31.73	0.34	1.58	1.92	(0.33)	(2.91)	(3.24)	$30.41	5.86%	0.67%	1.09%	113%	$1,789,426
2019	$33.36	0.39	1.56	1.95	(0.37)	(3.21)	(3.58)	$31.73	7.21%	0.67%	1.23%	80%	$2,289,532
2018	$31.79	0.43	4.40	4.83	(0.40)	(2.86)	(3.26)	$33.36	15.62%	0.66%	1.30%	84%	$2,557,773
2017	$27.44	0.40	4.50	4.90	(0.40)	(0.15)	(0.55)	$31.79	17.99%	0.67%	1.34%	85%	$2,542,710
2016	$30.56	0.41	(1.29)	(0.88)	(0.40)	(1.84)	(2.24)	$27.44	(2.78)%	0.67%	1.45%	91%	$2,488,951
I Class
2020(3)	$30.45	0.20	5.06	5.26	(0.21)	(3.67)	(3.88)	$31.83	17.48%	0.46%(4)	1.22%(4)	97%	$295,804
2020	$31.76	0.40	1.59	1.99	(0.39)	(2.91)	(3.30)	$30.45	6.10%	0.47%	1.29%	113%	$419,610
2019	$33.39	0.45	1.56	2.01	(0.43)	(3.21)	(3.64)	$31.76	7.41%	0.47%	1.43%	80%	$445,933
2018	$31.82	0.50	4.40	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.87%	0.46%	1.50%	84%	$392,859
2017	$27.46	0.46	4.51	4.97	(0.46)	(0.15)	(0.61)	$31.82	18.21%	0.47%	1.54%	85%	$471,260
2016	$30.58	0.46	(1.29)	(0.83)	(0.45)	(1.84)	(2.29)	$27.46	(2.58)%	0.47%	1.65%	91%	$453,858

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$30.36	0.13	5.05	5.18	(0.13)	(3.67)	(3.80)	$31.74	17.24%	0.91%(4)	0.77%(4)	97%	$71,752
2020	$31.69	0.26	1.57	1.83	(0.25)	(2.91)	(3.16)	$30.36	5.57%	0.92%	0.84%	113%	$61,504
2019	$33.32	0.31	1.57	1.88	(0.30)	(3.21)	(3.51)	$31.69	6.96%	0.92%	0.98%	80%	$81,086
2018	$31.76	0.35	4.39	4.74	(0.32)	(2.86)	(3.18)	$33.32	15.32%	0.91%	1.05%	84%	$91,750
2017	$27.41	0.32	4.50	4.82	(0.32)	(0.15)	(0.47)	$31.76	17.71%	0.92%	1.09%	85%	$116,980
2016	$30.53	0.33	(1.29)	(0.96)	(0.32)	(1.84)	(2.16)	$27.41	(3.03)%	0.92%	1.20%	91%	$144,365
C Class
2020(3)	$29.98	—(5)	4.97	4.97	—(5)	(3.67)	(3.67)	$31.28	16.75%	1.66%(4)	0.02%(4)	97%	$5,950
2020	$31.34	0.03	1.55	1.58	(0.03)	(2.91)	(2.94)	$29.98	4.80%	1.67%	0.09%	113%	$5,880
2019	$33.00	0.07	1.55	1.62	(0.07)	(3.21)	(3.28)	$31.34	6.17%	1.67%	0.23%	80%	$7,378
2018	$31.50	0.10	4.34	4.44	(0.08)	(2.86)	(2.94)	$33.00	14.48%	1.66%	0.30%	84%	$11,191
2017	$27.19	0.10	4.46	4.56	(0.10)	(0.15)	(0.25)	$31.50	16.78%	1.67%	0.34%	85%	$11,777
2016	$30.29	0.12	(1.27)	(1.15)	(0.11)	(1.84)	(1.95)	$27.19	(3.73)%	1.67%	0.45%	91%	$12,542
R Class
2020(3)	$30.38	0.09	5.04	5.13	(0.08)	(3.67)	(3.75)	$31.76	17.07%	1.16%(4)	0.52%(4)	97%	$24,354
2020	$31.71	0.18	1.57	1.75	(0.17)	(2.91)	(3.08)	$30.38	5.31%	1.17%	0.59%	113%	$21,394
2019	$33.34	0.23	1.57	1.80	(0.22)	(3.21)	(3.43)	$31.71	6.69%	1.17%	0.73%	80%	$21,413
2018	$31.78	0.28	4.37	4.65	(0.23)	(2.86)	(3.09)	$33.34	15.06%	1.16%	0.80%	84%	$22,576
2017	$27.43	0.25	4.50	4.75	(0.25)	(0.15)	(0.40)	$31.78	17.37%	1.17%	0.84%	85%	$31,953
2016	$30.54	0.27	(1.29)	(1.02)	(0.25)	(1.84)	(2.09)	$27.43	(3.24)%	1.17%	0.95%	91%	$28,535

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$30.45	0.20	5.07	5.27	(0.21)	(3.67)	(3.88)	$31.84	17.51%	0.46%(4)	1.22%(4)	97%	$2,749
2020	$31.77	0.40	1.58	1.98	(0.39)	(2.91)	(3.30)	$30.45	6.06%	0.47%	1.29%	113%	$2,302
2019	$33.39	0.45	1.57	2.02	(0.43)	(3.21)	(3.64)	$31.77	7.44%	0.47%	1.43%	80%	$2,069
2018	$31.82	0.43	4.47	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.83%	0.46%	1.50%	84%	$1,556
2017(6)	$31.12	0.11	0.69	0.80	(0.10)	—	(0.10)	$31.82	2.58%	0.47%(4)	1.60%(4)	85%(7)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through June 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 2102

Semiannual Report

December 31, 2020

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Soared as Backdrop Improved

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from central banks and federal governments, stocks and other riskier assets rebounded quickly as investors regained confidence in the global financial markets. In addition, the gradual reopening of economies along with COVID-19 treatment and vaccine progress also helped fuel the market's summer recovery.

Challenges related to the virus’s spread and the upcoming U.S. elections emerged in the fall. However, the November 3 election results removed some of the prevailing political uncertainty. Additionally, U.S. and European regulatory agencies approved the emergency use of two COVID-19 vaccines, and the U.S. Congress passed a second coronavirus fiscal aid package. These events, along with the U.K.’s orderly exit from the European Union, prompted a strong rally among global stocks. Investors looked ahead optimistically, even as a surge in COVID-19 infection rates triggered new lockdown measures.

Overall, global stocks delivered robust six-month returns. Non-U.S. stocks generally outpaced U.S. stocks, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining nearly 38%. Growth stocks modestly outperformed value stocks across the board.

A Return to Normalcy

The return to pre-pandemic life appears to be on the horizon now that the first COVID-19 vaccines are available. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. However, until the vaccine is widely distributed, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
Newmont Corp.	12.1%
Barrick Gold Corp.	10.1%
Franco-Nevada Corp.*	6.5%
Wheaton Precious Metals Corp.	4.7%
Newcrest Mining Ltd.	4.5%
Kirkland Lake Gold Ltd.	4.0%
Agnico Eagle Mines Ltd. (New York)	3.9%
AngloGold Ashanti Ltd.*	3.5%
Kinross Gold Corp. (New York)	3.2%
Yamana Gold, Inc.*	2.7%
*Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	58.4%
United States	16.1%
Australia	11.0%
South Africa	6.2%
United Kingdom	3.8%
China	2.8%
Peru	0.7%
Exchange-Traded Funds	0.9%
Cash and Equivalents*	0.1%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	82.9%
Domestic Common Stocks	16.1%
Exchange-Traded Funds	0.9%
Total Equity Exposure	99.9%
Temporary Cash Investments	—*
Temporary Cash Investments - Securities Lending Collateral	—*
Other Assets and Liabilities	0.1%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$964.20	$3.27	0.66%
I Class	$1,000	$965.60	$2.28	0.46%
A Class	$1,000	$963.50	$4.50	0.91%
C Class	$1,000	$959.60	$8.20	1.66%
R Class	$1,000	$961.60	$5.74	1.16%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
I Class	$1,000	$1,022.89	$2.35	0.46%
A Class	$1,000	$1,020.62	$4.63	0.91%
C Class	$1,000	$1,016.84	$8.44	1.66%
R Class	$1,000	$1,019.36	$5.90	1.16%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Australia — 11.0%
Evolution Mining Ltd.	4,690,200	$17,824,269
Newcrest Mining Ltd.	1,736,413	34,591,052
Northern Star Resources Ltd.	1,793,200	17,350,797
Perseus Mining Ltd.(1)	3,645,100	3,613,651
Regis Resources Ltd.	1,048,783	2,999,329
Saracen Mineral Holdings Ltd.(1)	886,734	3,259,755
Silver Lake Resources Ltd.(1)	2,802,100	3,822,506
Westgold Resources Ltd.(1)	864,300	1,740,900
		85,202,259
Canada — 58.4%
Agnico Eagle Mines Ltd. (New York)	427,200	30,121,872
Alamos Gold, Inc., Class A, (New York)	888,600	7,775,250
B2Gold Corp. (New York)	3,413,100	19,113,360
Barrick Gold Corp.	3,407,820	77,630,140
Centerra Gold, Inc.	875,500	10,138,165
Dundee Precious Metals, Inc.(2)	1,241,400	8,923,568
Eldorado Gold Corp. (Toronto)(1)	858,400	11,376,548
Endeavour Mining Corp.(1)	126,865	2,952,110
First Majestic Silver Corp. (New York)(1)(2)	619,700	8,328,768
First Quantum Minerals Ltd.	513,600	9,219,703
Fortuna Silver Mines, Inc.(1)	886,200	7,302,288
Franco-Nevada Corp.	12,400	1,554,749
Franco-Nevada Corp. (New York)	387,900	48,615,507
GoGold Resources, Inc.(1)	4,050,000	7,413,387
Gran Colombia Gold Corp.	910,900	5,767,817
K92 Mining, Inc.(1)	628,100	3,755,080
Kinross Gold Corp. (New York)	3,344,557	24,549,048
Kirkland Lake Gold Ltd.	755,178	31,206,193
Lundin Mining Corp.	181,000	1,606,803
New Gold, Inc.(1)	2,099,800	4,598,562
New Gold, Inc. (Toronto)(1)	550,600	1,211,156
Orezone Gold Corp.(1)	5,150,000	4,450,467
Osisko Gold Royalties Ltd.	324,000	4,108,320
Osisko Gold Royalties Ltd. (Toronto)	200,900	2,545,775
Pan American Silver Corp.	171,100	5,900,927
Pan American Silver Corp. (NASDAQ)	376,200	12,982,662
Pure Gold Mining, Inc.(1)	489,700	992,557
Roxgold, Inc.(1)	5,055,000	6,393,707
Silvercorp Metals, Inc.	314,700	2,105,343
SSR Mining, Inc.(1)	521,362	10,469,018
SSR Mining, Inc. (NASDAQ)(1)	96,900	1,948,659
Teranga Gold Corp.(1)	682,038	7,319,223
Torex Gold Resources, Inc.(1)	479,600	7,192,681
Wesdome Gold Mines Ltd.(1)	431,700	3,601,739
Wheaton Precious Metals Corp.	861,400	35,954,836
Yamana Gold, Inc.	737,400	4,211,563
6

	Shares	Value
Yamana Gold, Inc. (New York)	2,966,881	$16,940,891
		450,278,442
China — 2.8%
Zhaojin Mining Industry Co. Ltd., H Shares	2,710,000	3,203,801
Zijin Mining Group Co. Ltd., H Shares	16,208,000	18,235,653
		21,439,454
Peru — 0.7%
Cia de Minas Buenaventura SAA, ADR(1)	428,400	5,222,196
South Africa — 6.2%
AngloGold Ashanti Ltd.	95,502	2,183,237
AngloGold Ashanti Ltd., ADR	1,074,976	24,315,957
Gold Fields Ltd., ADR	2,274,200	21,081,834
		47,581,028
United Kingdom — 3.8%
Anglo American plc	235,100	7,830,548
BHP Group plc	362,600	9,555,895
Centamin plc	3,181,000	5,325,838
Rio Tinto plc	85,900	6,427,374
		29,139,655
United States — 16.1%
Coeur Mining, Inc.(1)	365,100	3,778,785
Freeport-McMoRan, Inc.	121,900	3,171,838
Hecla Mining Co.	1,836,200	11,898,576
Newmont Corp.	1,557,280	93,265,499
Royal Gold, Inc.	114,921	12,222,998
		124,337,696
TOTAL COMMON STOCKS (Cost $479,024,216)		763,200,730
EXCHANGE-TRADED FUNDS — 0.9%
SPDR Gold Shares(1) (Cost $7,016,790)	40,100	7,152,236
TEMPORARY CASH INVESTMENTS†
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $66,395), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $65,041)		65,040
State Street Institutional U.S. Government Money Market Fund, Premier Class	91	91
TOTAL TEMPORARY CASH INVESTMENTS (Cost $65,131)		65,131
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $261,250)	261,250	261,250
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $486,367,387)		770,679,347
OTHER ASSETS AND LIABILITIES — 0.1%		421,444
TOTAL NET ASSETS — 100.0%		$771,100,791

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,514,752. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,614,983, which includes securities collateral of $1,353,733.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $486,106,137) — including $1,514,752 of securities on loan	$770,418,097
Investment made with cash collateral received for securities on loan, at value (cost of $261,250)	261,250
Total investment securities, at value (cost of $486,367,387)	770,679,347
Foreign currency holdings, at value (cost of $194,190)	196,326
Receivable for investments sold	1,081,809
Receivable for capital shares sold	1,841,810
Dividends and interest receivable	261,314
Securities lending receivable	65
774,060,671

Liabilities
Disbursements in excess of demand deposit cash	8,081
Payable for collateral received for securities on loan	261,250
Payable for investments purchased	1,605,912
Payable for capital shares redeemed	665,507
Accrued management fees	405,993
Distribution and service fees payable	13,137
2,959,880

Net Assets	$771,100,791

Net Assets Consist of:
Capital (par value and paid-in surplus)	$606,235,083
Distributable earnings	164,865,708
$771,100,791

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$636,959,453	48,689,113	$13.08
I Class, $0.01 Par Value	$96,322,055	7,278,544	$13.23
A Class, $0.01 Par Value	$22,373,404	1,749,272	$12.79*
C Class, $0.01 Par Value	$4,354,087	359,186	$12.12
R Class, $0.01 Par Value	$11,091,792	877,798	$12.64
*Maximum offering price $13.57 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $500,798)	$5,222,180
Securities lending, net	71,854
Interest	2,630
5,296,664

Expenses:
Management fees	2,657,504
Distribution and service fees:
A Class	28,595
C Class	25,095
R Class	28,458
Directors' fees and expenses	29,441
Other expenses	17,311
2,786,404

Net investment income (loss)	2,510,260

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	19,581,326
Foreign currency translation transactions	184,653
19,765,979

Change in net unrealized appreciation (depreciation) on:
Investments	(58,223,014)
Translation of assets and liabilities in foreign currencies	(2,296)
(58,225,310)

Net realized and unrealized gain (loss)	(38,459,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(35,949,071)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$2,510,260	$1,903,705
Net realized gain (loss)	19,765,979	16,960,803
Change in net unrealized appreciation (depreciation)	(58,225,310)	184,510,203
Net increase (decrease) in net assets resulting from operations	(35,949,071)	203,374,711

Distributions to Shareholders
From earnings:
Investor Class	(3,390,463)	(4,394,193)
I Class	(596,424)	(560,018)
A Class	(89,030)	(82,256)
R Class	(30,153)	(25,464)
Decrease in net assets from distributions	(4,106,070)	(5,061,931)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	60,589,917	103,964,323

Net increase (decrease) in net assets	20,534,776	302,277,103

Net Assets
Beginning of period	750,566,015	448,288,912
End of period	$771,100,791	$750,566,015

See Notes to Financial Statements.
11

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$261,250	—	—	—	$261,250
Gross amount of recognized liabilities for securities lending transactions					$261,250

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $2,138,659 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $1,098,912 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2020 were $556,120,674 and $484,780,310, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2020		Year ended June 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		360,000,000
Sold	12,391,308	$181,714,745	23,530,168	$259,679,350
Issued in reinvestment of distributions	234,117	2,995,809	404,401	4,136,691
Redeemed	(11,234,123)	(159,564,392)	(17,491,083)	(190,197,797)
	1,391,302	25,146,162	6,443,486	73,618,244
I Class/Shares Authorized	100,000,000		30,000,000
Sold	3,073,693	43,046,248	5,075,948	56,439,549
Issued in reinvestment of distributions	46,043	596,260	53,180	559,735
Redeemed	(1,259,574)	(17,599,604)	(2,808,552)	(30,720,336)
	1,860,162	26,042,904	2,320,576	26,278,948
A Class/Shares Authorized	30,000,000		20,000,000
Sold	906,181	13,153,869	902,594	9,720,707
Issued in reinvestment of distributions	6,926	86,712	8,049	80,011
Redeemed	(348,959)	(4,853,169)	(806,308)	(8,517,206)
	564,148	8,387,412	104,335	1,283,512
C Class/Shares Authorized	20,000,000		15,000,000
Sold	55,862	756,956	134,297	1,385,471
Redeemed	(63,192)	(808,810)	(98,829)	(1,015,442)
	(7,330)	(51,854)	35,468	370,029
R Class/Shares Authorized	20,000,000		20,000,000
Sold	318,706	4,285,996	800,388	8,567,549
Issued in reinvestment of distributions	1,283	15,689	2,590	25,464
Redeemed	(236,898)	(3,236,392)	(599,664)	(6,179,423)
	83,091	1,065,293	203,314	2,413,590
Net increase (decrease)	3,891,373	$60,589,917	9,107,179	$103,964,323

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$85,202,259	—
Canada	$302,075,506	148,202,936	—
China	—	21,439,454	—
South Africa	45,397,791	2,183,237	—
United Kingdom	—	29,139,655	—
Other Countries	129,559,892	—	—
Exchange-Traded Funds	7,152,236	—	—
Temporary Cash Investments	91	65,040	—
Temporary Cash Investments - Securities Lending Collateral	261,250	—	—
	$484,446,766	$286,232,581	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$489,612,307
Gross tax appreciation of investments	$282,436,868
Gross tax depreciation of investments	(1,369,828)
Net tax appreciation (depreciation) of investments	$281,067,040

17

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2020, the fund had accumulated short-term capital losses of $(41,701,713) and accumulated long-term capital losses of $(84,928,484), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$13.64	0.04	(0.53)	(0.49)	(0.07)	$13.08	(3.58)%	0.66%(4)	0.60%(4)	60%	$636,959
2020	$9.76	0.04	3.94	3.98	(0.10)	$13.64	41.12%	0.67%	0.35%	50%	$644,946
2019	$8.58	0.07	1.11	1.18	—	$9.76	13.75%	0.67%	0.84%	47%	$398,804
2018	$8.25	0.04	0.29	0.33	—	$8.58	4.00%	0.66%	0.47%	37%	$347,311
2017	$11.66	—(5)	(2.57)	(2.57)	(0.84)	$8.25	(21.33)%	0.67%	0.05%	27%	$351,207
2016	$7.21	—(5)	4.45	4.45	—	$11.66	61.72%	0.68%	0.06%	11%	$474,952
I Class
2020(3)	$13.79	0.06	(0.54)	(0.48)	(0.08)	$13.23	(3.44)%	0.46%(4)	0.80%(4)	60%	$96,322
2020	$9.88	0.06	3.98	4.04	(0.13)	$13.79	41.34%	0.47%	0.55%	50%	$74,730
2019	$8.67	0.08	1.13	1.21	—	$9.88	13.96%	0.47%	1.04%	47%	$30,608
2018	$8.32	0.06	0.29	0.35	—	$8.67	4.21%	0.46%	0.67%	37%	$13,464
2017	$11.75	0.02	(2.60)	(2.58)	(0.85)	$8.32	(21.17)%	0.47%	0.25%	27%	$14,717
2016	$7.25	0.02	4.48	4.50	—	$11.75	62.07%	0.48%	0.26%	11%	$15,579

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$13.33	0.03	(0.52)	(0.49)	(0.05)	$12.79	(3.65)%	0.91%(4)	0.35%(4)	60%	$22,373
2020	$9.54	0.01	3.85	3.86	(0.07)	$13.33	40.72%	0.92%	0.10%	50%	$15,798
2019	$8.40	0.05	1.09	1.14	—	$9.54	13.57%	0.92%	0.59%	47%	$10,311
2018	$8.11	0.02	0.27	0.29	—	$8.40	3.58%	0.91%	0.22%	37%	$7,475
2017	$11.47	(0.02)	(2.52)	(2.54)	(0.82)	$8.11	(21.45)%	0.92%	(0.20)%	27%	$7,895
2016	$7.11	(0.01)	4.37	4.36	—	$11.47	61.32%	0.93%	(0.19)%	11%	$15,196
C Class
2020(3)	$12.63	(0.03)	(0.48)	(0.51)	—	$12.12	(4.04)%	1.66%(4)	(0.40)%(4)	60%	$4,354
2020	$9.04	(0.07)	3.66	3.59	—	$12.63	39.71%	1.67%	(0.65)%	50%	$4,628
2019	$8.03	(0.01)	1.02	1.01	—	$9.04	12.58%	1.67%	(0.16)%	47%	$2,994
2018	$7.80	(0.04)	0.27	0.23	—	$8.03	2.95%	1.66%	(0.53)%	37%	$2,463
2017	$11.07	(0.09)	(2.43)	(2.52)	(0.75)	$7.80	(22.04)%	1.67%	(0.95)%	27%	$2,284
2016	$6.91	(0.06)	4.22	4.16	—	$11.07	60.20%	1.68%	(0.94)%	11%	$2,589
R Class
2020(3)	$13.17	0.01	(0.51)	(0.50)	(0.03)	$12.64	(3.84)%	1.16%(4)	0.10%(4)	60%	$11,092
2020	$9.42	(0.01)	3.80	3.79	(0.04)	$13.17	40.44%	1.17%	(0.15)%	50%	$10,464
2019	$8.32	0.02	1.08	1.10	—	$9.42	13.22%	1.17%	0.34%	47%	$5,573
2018	$8.05	—(5)	0.27	0.27	—	$8.32	3.35%	1.16%	(0.03)%	37%	$5,524
2017	$11.39	(0.04)	(2.50)	(2.54)	(0.80)	$8.05	(21.63)%	1.17%	(0.45)%	27%	$4,517
2016	$7.08	(0.03)	4.34	4.31	—	$11.39	60.88%	1.18%	(0.44)%	11%	$5,176

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes
23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 2102

Semiannual Report

December 31, 2020

NT Disciplined Growth Fund
Investor Class (ANTDX)
G Class (ANDGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
Apple, Inc.	11.0%
Microsoft Corp.	9.0%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class A	3.8%
Facebook, Inc., Class A	3.7%
Tesla, Inc.	2.8%
Visa, Inc., Class A	2.3%
Mastercard, Inc., Class A	2.1%
NVIDIA Corp.	1.9%
ServiceNow, Inc.	1.8%

Top Five Industries	% of net assets
Software	20.4%
Technology Hardware, Storage and Peripherals	11.5%
Semiconductors and Semiconductor Equipment	10.0%
Internet and Direct Marketing Retail	8.9%
Interactive Media and Services	7.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.3)%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,186.80	$5.51	1.00%
G Class	$1,000	$1,192.40	$0.06	0.01%
Hypothetical
Investor Class	$1,000	$1,020.16	$5.09	1.00%
G Class	$1,000	$1,025.16	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
Boeing Co. (The)	3,740	$800,584
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	9,425	1,587,170
Auto Components — 0.5%
Adient plc(1)	41,034	1,426,752
Aptiv plc	5,309	691,710
Visteon Corp.(1)	5,091	639,022
		2,757,484
Automobiles — 3.1%
General Motors Co.	33,522	1,395,856
Tesla, Inc.(1)	24,455	17,257,160
		18,653,016
Biotechnology — 2.0%
AbbVie, Inc.	64,001	6,857,707
Moderna, Inc.(1)	9,515	994,032
Seagen, Inc.(1)	13,130	2,299,588
Vertex Pharmaceuticals, Inc.(1)	8,325	1,967,531
		12,118,858
Building Products — 0.9%
Advanced Drainage Systems, Inc.	9,135	763,503
AO Smith Corp.	36,266	1,988,102
AZEK Co., Inc. (The)(1)	21,161	813,641
Carrier Global Corp.	44,067	1,662,207
		5,227,453
Capital Markets — 0.9%
MSCI, Inc.	6,634	2,962,280
S&P Global, Inc.	7,933	2,607,815
		5,570,095
Chemicals — 0.8%
Scotts Miracle-Gro Co. (The)	16,737	3,333,006
Trinseo SA	34,072	1,744,827
		5,077,833
Communications Equipment — 0.1%
Motorola Solutions, Inc.	3,857	655,921
Construction and Engineering — 0.8%
Ameresco, Inc., Class A(1)	28,368	1,481,944
EMCOR Group, Inc.	38,653	3,535,204
		5,017,148
Consumer Finance — 0.1%
Capital One Financial Corp.	7,100	701,835
Containers and Packaging — 0.3%
Avery Dennison Corp.	11,053	1,714,431
Electrical Equipment — 0.3%
TPI Composites, Inc.(1)	15,288	806,901
Vertiv Holdings Co.	53,915	1,006,593
		1,813,494
4

	Shares	Value
Electronic Equipment, Instruments and Components — 0.5%
Itron, Inc.(1)	7,842	$752,048
Keysight Technologies, Inc.(1)	17,014	2,247,379
		2,999,427
Entertainment — 2.1%
Electronic Arts, Inc.	10,835	1,555,906
Netflix, Inc.(1)	10,230	5,531,668
Roku, Inc.(1)	5,022	1,667,404
Spotify Technology SA(1)	2,273	715,222
Take-Two Interactive Software, Inc.(1)	13,038	2,709,166
Walt Disney Co. (The)(1)	4,249	769,834
		12,949,200
Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp.	15,379	2,448,183
Simon Property Group, Inc.	22,671	1,933,383
		4,381,566
Food and Staples Retailing — 0.4%
Costco Wholesale Corp.	5,881	2,215,843
Food Products — 0.6%
Freshpet, Inc.(1)	13,722	1,948,387
Hershey Co. (The)	10,617	1,617,287
		3,565,674
Health Care Equipment and Supplies — 3.6%
Align Technology, Inc.(1)	5,564	2,973,290
DexCom, Inc.(1)	9,224	3,410,297
IDEXX Laboratories, Inc.(1)	7,825	3,911,483
Insulet Corp.(1)	4,637	1,185,356
Intuitive Surgical, Inc.(1)	2,376	1,943,806
Novocure Ltd.(1)	22,473	3,888,728
Stryker Corp.	8,310	2,036,283
Tandem Diabetes Care, Inc.(1)	6,974	667,272
West Pharmaceutical Services, Inc.	7,157	2,027,650
		22,044,165
Health Care Providers and Services — 2.5%
Amedisys, Inc.(1)	4,378	1,284,199
Anthem, Inc.	2,391	767,726
Chemed Corp.	5,351	2,849,996
Guardant Health, Inc.(1)	6,741	868,780
HCA Healthcare, Inc.	10,641	1,750,019
UnitedHealth Group, Inc.	22,476	7,881,884
		15,402,604
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	5,259	1,431,763
Hotels, Restaurants and Leisure — 1.2%
Chipotle Mexican Grill, Inc.(1)	770	1,067,767
Starbucks Corp.	38,451	4,113,488
Texas Roadhouse, Inc.	8,199	640,834
Yum! Brands, Inc.	14,784	1,604,951
		7,427,040
Household Durables — 0.3%
Tempur Sealy International, Inc.(1)	56,130	1,515,510
Household Products — 0.4%
Clorox Co. (The)	12,950	2,614,864
5

	Shares	Value
Industrial Conglomerates — 0.3%
3M Co.	6,293	$1,099,954
General Electric Co.	60,548	653,918
		1,753,872
Insurance — 0.2%
Kinsale Capital Group, Inc.	5,005	1,001,651
Interactive Media and Services — 7.5%
Alphabet, Inc., Class A(1)	13,184	23,106,806
Facebook, Inc., Class A(1)	81,307	22,209,820
		45,316,626
Internet and Direct Marketing Retail — 8.9%
Amazon.com, Inc.(1)	14,536	47,342,734
Booking Holdings, Inc.(1)	2,651	5,904,493
Etsy, Inc.(1)	4,190	745,443
		53,992,670
IT Services — 7.3%
Accenture plc, Class A	13,556	3,540,963
GoDaddy, Inc., Class A(1)	7,438	616,982
Mastercard, Inc., Class A	35,057	12,513,245
Okta, Inc.(1)	4,881	1,241,043
PayPal Holdings, Inc.(1)	34,815	8,153,673
Square, Inc., Class A(1)	9,587	2,086,515
StoneCo Ltd., A Shares(1)	18,961	1,591,207
Visa, Inc., Class A	65,005	14,218,544
		43,962,172
Life Sciences Tools and Services — 0.9%
Illumina, Inc.(1)	1,741	644,170
Mettler-Toledo International, Inc.(1)	1,424	1,622,904
NeoGenomics, Inc.(1)	13,578	731,039
Repligen Corp.(1)	12,709	2,435,426
		5,433,539
Machinery — 0.9%
Lincoln Electric Holdings, Inc.	35,222	4,094,558
Terex Corp.	36,332	1,267,623
		5,362,181
Media — 0.5%
Cable One, Inc.	1,398	3,114,353
Metals and Mining — 0.2%
Freeport-McMoRan, Inc.	26,133	679,981
Nucor Corp.	13,658	726,469
		1,406,450
Multiline Retail — 0.3%
Dollar General Corp.	9,900	2,081,970
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	13,061	3,476,708
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	44,264	2,745,696
Merck & Co., Inc.	56,392	4,612,865
		7,358,561
Professional Services — 0.1%
CoStar Group, Inc.(1)	898	830,003
6

	Shares	Value
Real Estate Management and Development — 0.2%
Redfin Corp.(1)	14,077	$966,104
Road and Rail — 0.9%
Landstar System, Inc.	20,640	2,779,382
Old Dominion Freight Line, Inc.	6,720	1,311,610
Uber Technologies, Inc.(1)	30,385	1,549,635
		5,640,627
Semiconductors and Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.(1)	46,151	4,232,508
Applied Materials, Inc.	51,832	4,473,102
Broadcom, Inc.	5,372	2,352,130
Cohu, Inc.	17,014	649,595
Enphase Energy, Inc.(1)	5,704	1,000,881
Lam Research Corp.	3,127	1,476,788
Lattice Semiconductor Corp.(1)	66,350	3,040,157
Marvell Technology Group Ltd.	38,306	1,821,067
MaxLinear, Inc.(1)	46,421	1,772,818
Micron Technology, Inc.(1)	45,713	3,436,703
Monolithic Power Systems, Inc.	7,195	2,635,025
NVIDIA Corp.	22,626	11,815,297
QUALCOMM, Inc.	66,750	10,168,695
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,702	3,674,866
Teradyne, Inc.	14,032	1,682,297
Texas Instruments, Inc.	31,938	5,241,984
Universal Display Corp.	4,034	927,013
		60,400,926
Software — 20.4%
8x8, Inc.(1)	30,915	1,065,640
Adobe, Inc.(1)	20,542	10,273,465
Atlassian Corp. plc, Class A(1)	10,631	2,486,272
Autodesk, Inc.(1)	26,458	8,078,686
Cadence Design Systems, Inc.(1)	8,284	1,130,186
Cloudflare, Inc., Class A(1)	17,495	1,329,445
Coupa Software, Inc.(1)	2,230	755,769
Crowdstrike Holdings, Inc., Class A(1)	12,416	2,629,957
DocuSign, Inc.(1)	8,321	1,849,758
Fair Isaac Corp.(1)	2,550	1,303,152
Fortinet, Inc.(1)	4,715	700,319
Guidewire Software, Inc.(1)	6,455	830,952
Intuit, Inc.	11,067	4,203,800
Microsoft Corp.	244,930	54,477,331
Palo Alto Networks, Inc.(1)	9,624	3,420,273
Proofpoint, Inc.(1)	13,833	1,886,960
PTC, Inc.(1)	6,920	827,701
Rapid7, Inc.(1)	15,547	1,401,717
salesforce.com, Inc.(1)	10,413	2,317,205
ServiceNow, Inc.(1)	19,592	10,784,025
Varonis Systems, Inc.(1)	11,700	1,914,237
Workday, Inc., Class A(1)	28,374	6,798,694
Zendesk, Inc.(1)	15,884	2,273,318
Zscaler, Inc.(1)	3,505	699,984
		123,438,846
7

	Shares	Value
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	34,439	$691,191
Home Depot, Inc. (The)	18,423	4,893,518
Lowe's Cos., Inc.	25,965	4,167,642
Ross Stores, Inc.	25,425	3,122,444
TJX Cos., Inc. (The)	49,187	3,358,980
Ulta Beauty, Inc.(1)	4,282	1,229,619
		17,463,394
Technology Hardware, Storage and Peripherals — 11.5%
Apple, Inc.	503,175	66,766,290
Pure Storage, Inc., Class A(1)	126,457	2,859,193
		69,625,483
Textiles, Apparel and Luxury Goods — 2.0%
Deckers Outdoor Corp.(1)	3,713	1,064,814
lululemon athletica, Inc.(1)	1,939	674,830
NIKE, Inc., Class B	68,330	9,666,645
Steven Madden Ltd.	19,332	682,807
		12,089,096
Trading Companies and Distributors — 0.3%
SiteOne Landscape Supply, Inc.(1)	13,309	2,111,207
TOTAL COMMON STOCKS (Cost $405,296,732)		605,069,417
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $1,574,121), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $1,542,022)		1,542,012
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $1,964,561), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $1,926,013)		1,926,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,537	1,537
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,469,549)		3,469,549
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $408,766,281)		608,538,966
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,121,029)
TOTAL NET ASSETS — 100.0%		$606,417,937

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $408,766,281)	$608,538,966
Dividends and interest receivable	148,413
608,687,379

Liabilities
Disbursements in excess of demand deposit cash	265
Payable for capital shares redeemed	2,204,792
Accrued management fees	64,385
2,269,442

Net Assets	$606,417,937

Net Assets Consist of:
Capital (par value and paid-in surplus)	$409,267,477
Distributable earnings	197,150,460
$606,417,937

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$78,817,043	5,340,221	$14.76
G Class, $0.01 Par Value	$527,600,894	35,520,318	$14.85

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,130)	$2,016,396
Interest	2,436
2,018,832

Expenses:
Management fees	2,285,398
Directors' fees and expenses	19,390
Other expenses	1,803
2,306,591
Fees waived(1)	(1,898,120)
408,471

Net investment income (loss)	1,610,361

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	15,889,726
Futures contract transactions	312,425
16,202,151

Change in net unrealized appreciation (depreciation) on:
Investments	75,878,630
Futures contracts	(17,398)
75,861,232

Net realized and unrealized gain (loss)	92,063,383

Net Increase (Decrease) in Net Assets Resulting from Operations	$93,673,744

(1)Amount consists of $3,897 and $1,894,223 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$1,610,361	$2,915,331
Net realized gain (loss)	16,202,151	85,021,489
Change in net unrealized appreciation (depreciation)	75,861,232	(2,258,531)
Net increase (decrease) in net assets resulting from operations	93,673,744	85,678,289

Distributions to Shareholders
From earnings:
Investor Class	(9,855,826)	(3,798,350)
G Class	(68,013,891)	(20,219,351)
Decrease in net assets from distributions	(77,869,717)	(24,017,701)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	219,531,161	(173,717,866)

Net increase (decrease) in net assets	235,335,188	(112,057,278)

Net Assets
Beginning of period	371,082,749	483,140,027
End of period	$606,417,937	$371,082,749

See Notes to Financial Statements.
11

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 64% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended December 31, 2020, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.00%	0.99%
G Class		0.0500% to 0.1100%	0.80%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $12,165,578 and $12,227,060, respectively. The effect of interfund transactions on the Statement of Operations was $438,080 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended December 31, 2020 were $501,942,968 and $540,674,902, respectively.

On July 29, 2020, the fund received investment securities valued at $188,106,507 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2020		Year ended June 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		80,000,000
Sold	—	—	1,222,209	$15,548,929
Issued in reinvestment of distributions	672,753	$9,855,826	300,265	3,798,350
Redeemed	(475,539)	(7,480,375)	(5,703,916)	(73,591,791)
	197,214	2,375,451	(4,181,442)	(54,244,512)
G Class/Shares Authorized	550,000,000		330,000,000
Sold	14,187,497	213,711,219	6,451,142	82,271,277
Issued in reinvestment of distributions	4,614,240	68,013,891	1,588,461	20,219,351
Redeemed	(4,141,785)	(64,569,400)	(17,105,855)	(221,963,982)
	14,659,952	217,155,710	(9,066,252)	(119,473,354)
Net increase (decrease)	14,857,166	$219,531,161	(13,247,694)	$(173,717,866)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$605,069,417	—	—
Temporary Cash Investments	1,537	$3,468,012	—
	$605,070,954	$3,468,012	—

15

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $6,503,353 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $312,425 in net realized gain (loss) on futures contract transactions and $(17,398) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$412,264,051
Gross tax appreciation of investments	$198,311,455
Gross tax depreciation of investments	(2,036,540)
Net tax appreciation (depreciation) of investments	$196,274,915

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$14.23	(0.02)	2.66	2.64	—	(2.11)	(2.11)	$14.76	18.68%	1.00%(4)	1.01%(4)	(0.27)%(4)	(0.28)%(4)	92%	$78,817
2020	$12.29	(0.01)	2.64	2.63	—	(0.69)	(0.69)	$14.23	22.14%	1.01%	1.02%	(0.09)%	(0.10)%	137%	$73,179
2019	$13.13	0.03	0.65	0.68	(0.04)	(1.48)	(1.52)	$12.29	6.76%	1.02%	1.02%	0.23%	0.23%	115%	$114,600
2018	$11.41	0.03	2.10	2.13	(0.03)	(0.38)	(0.41)	$13.13	18.85%	1.01%	1.01%	0.22%	0.22%	105%	$120,907
2017	$9.49	0.05	1.92	1.97	(0.05)	—	(0.05)	$11.41	20.83%	1.02%	1.02%	0.51%	0.51%	131%	$106,476
2016	$9.77	0.06	(0.27)	(0.21)	(0.07)	—	(0.07)	$9.49	(2.18)%	1.02%	1.02%	0.62%	0.62%	118%	$92,560
G Class
2020(3)	$14.28	0.06	2.67	2.73	(0.05)	(2.11)	(2.16)	$14.85	19.24%	0.01%(4)	0.81%(4)	0.72%(4)	(0.08)%(4)	92%	$527,601
2020	$12.31	0.12	2.66	2.78	(0.12)	(0.69)	(0.81)	$14.28	23.39%	0.01%	0.82%	0.91%	0.10%	137%	$297,903
2019	$13.14	0.15	0.65	0.80	(0.15)	(1.48)	(1.63)	$12.31	7.80%	0.01%	0.82%	1.24%	0.43%	115%	$368,540
2018	$11.41	0.15	2.10	2.25	(0.14)	(0.38)	(0.52)	$13.14	19.98%	0.07%	0.81%	1.16%	0.42%	105%	$430,102
2017	$9.49	0.08	1.92	2.00	(0.08)	—	(0.08)	$11.41	21.08%	0.82%	0.82%	0.71%	0.71%	131%	$449,768
2016	$9.78	0.08	(0.28)	(0.20)	(0.09)	—	(0.09)	$9.49	(2.03)%	0.82%	0.82%	0.82%	0.82%	118%	$397,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91465 2102

Semiannual Report

December 31, 2020

NT Equity Growth Fund
G Class (ACLEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
Apple, Inc.	6.4%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	1.9%
Bristol-Myers Squibb Co.	1.4%
Facebook, Inc., Class A	1.4%
Johnson & Johnson	1.3%
Adobe, Inc.	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Verizon Communications, Inc.	1.2%

Top Five Industries	% of net assets
Software	11.5%
Technology Hardware, Storage and Peripherals	7.3%
Semiconductors and Semiconductor Equipment	7.0%
Internet and Direct Marketing Retail	4.6%
Health Care Providers and Services	4.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,178.00	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.16	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.4%
Raytheon Technologies Corp.	27,585	$1,972,603
Textron, Inc.	55,095	2,662,742
		4,635,345
Auto Components — 1.2%
Adient plc(1)	88,648	3,082,291
BorgWarner, Inc.	71,947	2,780,032
Lear Corp.	28,226	4,488,781
Magna International, Inc.	41,999	2,973,529
		13,324,633
Automobiles — 0.5%
General Motors Co.	24,064	1,002,025
Tesla, Inc.(1)	5,520	3,895,298
		4,897,323
Banks — 4.0%
Bank of America Corp.	327,477	9,925,828
Citigroup, Inc.	130,597	8,052,611
Citizens Financial Group, Inc.	61,004	2,181,503
Comerica, Inc.	46,797	2,614,080
East West Bancorp, Inc.	52,972	2,686,210
Fifth Third Bancorp	178,454	4,919,977
JPMorgan Chase & Co.	40,583	5,156,882
KeyCorp	219,038	3,594,414
People's United Financial, Inc.	185,580	2,399,549
Regions Financial Corp.	128,980	2,079,158
		43,610,212
Beverages — 0.2%
PepsiCo, Inc.	11,791	1,748,605
Biotechnology — 1.4%
AbbVie, Inc.	78,805	8,443,956
Alexion Pharmaceuticals, Inc.(1)	17,242	2,693,890
Amgen, Inc.	6,574	1,511,494
Vertex Pharmaceuticals, Inc.(1)	10,000	2,363,400
		15,012,740
Building Products — 1.4%
Masco Corp.	218,771	12,017,091
Owens Corning	36,853	2,791,983
		14,809,074
Capital Markets — 2.5%
Brookfield Asset Management, Inc., Class A	107,009	4,416,261
Moody's Corp.	14,720	4,272,333
Morgan Stanley	111,511	7,641,849
MSCI, Inc.	5,655	2,525,127
State Street Corp.	107,675	7,836,587
		26,692,157
Chemicals — 2.9%
Air Products and Chemicals, Inc.	3,582	978,674
4

	Shares	Value
Dow, Inc.	34,859	$1,934,674
Eastman Chemical Co.	19,934	1,998,982
Ecolab, Inc.	36,588	7,916,180
Huntsman Corp.	171,665	4,315,658
Linde plc	12,155	3,202,964
Mosaic Co. (The)	199,816	4,597,766
Sherwin-Williams Co. (The)	9,533	7,005,897
		31,950,795
Commercial Services and Supplies — 0.5%
Waste Management, Inc.	45,160	5,325,719
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	9,820	2,853,397
Cisco Systems, Inc.	142,774	6,389,137
Lumentum Holdings, Inc.(1)	23,284	2,207,323
Motorola Solutions, Inc.	18,480	3,142,709
		14,592,566
Construction and Engineering — 0.4%
Quanta Services, Inc.	56,257	4,051,629
Consumer Finance — 0.4%
Synchrony Financial	133,054	4,618,304
Containers and Packaging — 0.6%
International Paper Co.	95,437	4,745,128
Packaging Corp. of America	16,128	2,224,212
		6,969,340
Distributors — 0.2%
LKQ Corp.(1)	69,033	2,432,723
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	57,949	13,436,635
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	396,321	11,398,192
Verizon Communications, Inc.	223,985	13,159,119
		24,557,311
Electric Utilities — 0.9%
NextEra Energy, Inc.	25,338	1,954,827
NRG Energy, Inc.	97,622	3,665,706
PPL Corp.	164,915	4,650,603
		10,271,136
Electrical Equipment — 1.6%
Emerson Electric Co.	147,214	11,831,589
Hubbell, Inc.	36,801	5,770,029
		17,601,618
Electronic Equipment, Instruments and Components — 1.0%
Jabil, Inc.	91,096	3,874,313
SYNNEX Corp.	38,344	3,122,735
Zebra Technologies Corp., Class A(1)	9,460	3,635,762
		10,632,810
Entertainment — 1.7%
Activision Blizzard, Inc.	27,333	2,537,869
Electronic Arts, Inc.	27,603	3,963,791
Madison Square Garden Sports Corp., Class A(1)	25,123	4,625,144
Netflix, Inc.(1)	4,075	2,203,475
Walt Disney Co. (The)(1)	29,091	5,270,707
		18,600,986
5

	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.1%
Iron Mountain, Inc.	77,659	$2,289,387
Lamar Advertising Co., Class A	21,581	1,795,971
Spirit Realty Capital, Inc.	112,528	4,520,250
Weyerhaeuser Co.	97,073	3,254,858
		11,860,466
Food and Staples Retailing — 0.3%
Kroger Co. (The)	103,785	3,296,212
Food Products — 0.7%
Campbell Soup Co.	33,745	1,631,571
Hormel Foods Corp.	78,875	3,676,364
J.M. Smucker Co. (The)	16,032	1,853,299
		7,161,234
Gas Utilities — 0.4%
UGI Corp.	119,018	4,160,869
Health Care Equipment and Supplies — 2.3%
Danaher Corp.	48,275	10,723,808
DexCom, Inc.(1)	2,779	1,027,452
Medtronic plc	79,334	9,293,185
Zimmer Biomet Holdings, Inc.	27,545	4,244,409
		25,288,854
Health Care Providers and Services — 4.2%
AmerisourceBergen Corp.	33,154	3,241,135
Anthem, Inc.	18,561	5,959,751
Cardinal Health, Inc.	30,166	1,615,691
CVS Health Corp.	88,166	6,021,738
HCA Healthcare, Inc.	11,973	1,969,080
Henry Schein, Inc.(1)	81,159	5,426,291
Humana, Inc.	21,042	8,632,901
McKesson Corp.	28,628	4,978,982
UnitedHealth Group, Inc.	22,866	8,018,649
		45,864,218
Hotels, Restaurants and Leisure — 3.5%
Aramark	117,588	4,524,786
Boyd Gaming Corp.(1)	105,494	4,527,803
Churchill Downs, Inc.	22,942	4,468,872
Darden Restaurants, Inc.	40,052	4,770,994
Texas Roadhouse, Inc.	57,672	4,507,644
Vail Resorts, Inc.	15,516	4,328,343
Yum! Brands, Inc.	95,427	10,359,555
		37,487,997
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	20,555	2,897,227
Household Products — 1.5%
Clorox Co. (The)	18,514	3,738,347
Colgate-Palmolive Co.	149,465	12,780,752
		16,519,099
Industrial Conglomerates — 1.7%
3M Co.	52,136	9,112,851
Honeywell International, Inc.	45,388	9,654,028
		18,766,879
6

	Shares	Value
Insurance — 1.2%
Athene Holding Ltd., Class A(1)	44,982	$1,940,524
Fidelity National Financial, Inc.	43,904	1,716,207
Marsh & McLennan Cos., Inc.	40,259	4,710,303
Prudential Financial, Inc.	60,004	4,684,512
		13,051,546
Interactive Media and Services — 3.3%
Alphabet, Inc., Class A(1)	11,965	20,970,337
Facebook, Inc., Class A(1)	53,810	14,698,740
		35,669,077
Internet and Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	12,670	41,265,303
Booking Holdings, Inc.(1)	2,143	4,773,039
eBay, Inc.	77,811	3,910,003
		49,948,345
IT Services — 2.3%
Cognizant Technology Solutions Corp., Class A	34,756	2,848,254
International Business Machines Corp.	64,537	8,123,918
Mastercard, Inc., Class A	11,301	4,033,779
PayPal Holdings, Inc.(1)	7,236	1,694,671
Visa, Inc., Class A	28,918	6,325,234
WEX, Inc.(1)	9,032	1,838,283
		24,864,139
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	84,742	10,041,080
Illumina, Inc.(1)	4,609	1,705,330
		11,746,410
Machinery — 1.1%
Cummins, Inc.	10,613	2,410,212
Snap-on, Inc.	43,835	7,501,922
Westinghouse Air Brake Technologies Corp.	22,864	1,673,645
		11,585,779
Media — 1.3%
Comcast Corp., Class A	108,428	5,681,627
Fox Corp., Class A	95,120	2,769,895
Interpublic Group of Cos., Inc. (The)	62,087	1,460,286
Liberty Broadband Corp., Class C(1)	27,514	4,357,392
		14,269,200
Metals and Mining — 1.4%
Cleveland-Cliffs, Inc.	342,935	4,993,133
Freeport-McMoRan, Inc.	182,750	4,755,155
Reliance Steel & Aluminum Co.	18,516	2,217,291
Steel Dynamics, Inc.	73,333	2,703,788
		14,669,367
Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	198,391	4,293,181
Dominion Energy, Inc.	80,027	6,018,031
		10,311,212
Multiline Retail — 0.8%
Dollar Tree, Inc.(1)	12,815	1,384,532
Target Corp.	43,964	7,760,965
		9,145,497
7

	Shares	Value
Oil, Gas and Consumable Fuels — 2.3%
Chevron Corp.	48,150	$4,066,267
Exxon Mobil Corp.	139,858	5,764,947
New Fortress Energy, Inc.	68,179	3,653,713
Phillips 66	66,358	4,641,079
Williams Cos., Inc. (The)	339,069	6,798,333
		24,924,339
Personal Products — 0.2%
Herbalife Nutrition Ltd.(1)	45,810	2,201,170
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	239,921	14,882,299
Johnson & Johnson	89,365	14,064,264
Merck & Co., Inc.	125,185	10,240,133
Pfizer, Inc.	69,723	2,566,504
		41,753,200
Road and Rail — 1.0%
CSX Corp.	19,200	1,742,400
J.B. Hunt Transport Services, Inc.	19,003	2,596,760
Kansas City Southern	32,544	6,643,207
		10,982,367
Semiconductors and Semiconductor Equipment — 7.0%
Applied Materials, Inc.	134,745	11,628,493
Broadcom, Inc.	27,119	11,874,054
Intel Corp.	37,968	1,891,566
KLA Corp.	22,900	5,929,039
Lam Research Corp.	16,282	7,689,500
Micron Technology, Inc.(1)	61,100	4,593,498
NVIDIA Corp.	7,938	4,145,224
NXP Semiconductors NV	20,947	3,330,782
Qorvo, Inc.(1)	12,884	2,142,223
QUALCOMM, Inc.	86,316	13,149,379
Texas Instruments, Inc.	56,866	9,333,417
		75,707,175
Software — 11.5%
Adobe, Inc.(1)	27,674	13,840,321
Autodesk, Inc.(1)	22,583	6,895,493
Cadence Design Systems, Inc.(1)	17,992	2,454,649
Citrix Systems, Inc.	23,976	3,119,278
Cloudflare, Inc., Class A(1)	53,523	4,067,213
Fortinet, Inc.(1)	13,142	1,951,981
Intuit, Inc.	13,692	5,200,906
Microsoft Corp.	204,105	45,397,034
NortonLifeLock, Inc.	163,618	3,399,982
Oracle Corp. (New York)	128,143	8,289,571
Palo Alto Networks, Inc.(1)	7,127	2,532,864
Pegasystems, Inc.	35,678	4,754,450
PTC, Inc.(1)	29,765	3,560,192
salesforce.com, Inc.(1)	36,205	8,056,699
ServiceNow, Inc.(1)	13,598	7,484,747
Varonis Systems, Inc.(1)	24,786	4,055,237
		125,060,617
8

	Shares	Value
Specialty Retail — 3.8%
AutoZone, Inc.(1)	2,648	$3,139,045
Best Buy Co., Inc.	17,436	1,739,938
Burlington Stores, Inc.(1)	19,165	5,012,606
Dick's Sporting Goods, Inc.	50,160	2,819,494
Home Depot, Inc. (The)	39,155	10,400,351
Lowe's Cos., Inc.	46,343	7,438,515
O'Reilly Automotive, Inc.(1)	8,988	4,067,699
Tractor Supply Co.	26,648	3,746,176
Ulta Beauty, Inc.(1)	9,041	2,596,213
		40,960,037
Technology Hardware, Storage and Peripherals — 7.3%
Apple, Inc.	525,960	69,789,632
NetApp, Inc.	73,074	4,840,422
Western Digital Corp.	85,309	4,725,266
		79,355,320
Textiles, Apparel and Luxury Goods — 1.3%
Levi Strauss & Co., Class A	111,004	2,228,960
Ralph Lauren Corp.	46,031	4,775,256
Tapestry, Inc.	243,809	7,577,584
		14,581,800
TOTAL COMMON STOCKS (Cost $836,917,964)		1,073,861,313
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $5,521,693), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $5,409,096)		5,409,060
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $6,896,236), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $6,761,045)		6,761,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,391	5,391
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,175,451)		12,175,451
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $849,093,415)		1,086,036,764
OTHER ASSETS AND LIABILITIES†		483,827
TOTAL NET ASSETS — 100.0%		$1,086,520,591

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	41	March 2021	$7,685,040	$186,160

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $849,093,415)	$1,086,036,764
Deposits with broker for futures contracts	451,000
Receivable for capital shares sold	138,194
Receivable for variation margin on futures contracts	50,430
Dividends and interest receivable	1,008,971
1,087,685,359

Liabilities
Payable for capital shares redeemed	1,164,768

Net Assets	$1,086,520,591

G Class Capital Shares, $0.01 Par Value
Shares authorized	1,300,000,000
Shares outstanding	96,714,890

Net Asset Value Per Share	$11.23

Net Assets Consist of:
Capital (par value and paid-in surplus)	$822,767,038
Distributable earnings	263,753,553
$1,086,520,591

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,357)	$8,259,014
Interest	4,617
8,263,631

Expenses:
Management fees	2,183,504
Directors' fees and expenses	33,720
Other expenses	2,416
2,219,640
Fees waived	(2,183,504)
36,136

Net investment income (loss)	8,227,495

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	31,454,045
Futures contract transactions	3,494,454
34,948,499

Change in net unrealized appreciation (depreciation) on:
Investments	107,654,106
Futures contracts	76,460
107,730,566

Net realized and unrealized gain (loss)	142,679,065

Net Increase (Decrease) in Net Assets Resulting from Operations	$150,906,560

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$8,227,495	$15,555,257
Net realized gain (loss)	34,948,499	295,927,221
Change in net unrealized appreciation (depreciation)	107,730,566	(228,946,254)
Net increase (decrease) in net assets resulting from operations	150,906,560	82,536,224

Distributions to Shareholders
From earnings	(115,879,682)	(159,452,313)

Capital Share Transactions
Proceeds from shares sold	448,805,128	30,112,019
Proceeds from reinvestment of distributions	115,879,682	159,452,313
Payments for shares redeemed	(89,180,332)	(958,021,793)
Net increase (decrease) in net assets from capital share transactions	475,504,478	(768,457,461)

Net increase (decrease) in net assets	510,531,356	(845,373,550)

Net Assets
Beginning of period	575,989,235	1,421,362,785
End of period	$1,086,520,591	$575,989,235

Transactions in Shares of the Fund
Sold	40,037,828	2,954,313
Issued in reinvestment of distributions	10,453,021	14,469,417
Redeemed	(7,692,137)	(72,058,057)
Net increase (decrease) in shares of the fund	42,798,712	(54,634,327)

See Notes to Financial Statements.
12

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 56% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2020 was 0.45% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $17,859,461 and $23,498,372, respectively. The effect of interfund transactions on the Statement of Operations was $103,142 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended December 31, 2020 were $950,655,233 and $985,035,813, respectively.

On July 29, 2020, the fund received investment securities valued at $401,649,235 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,073,861,313	—	—
Temporary Cash Investments	5,391	$12,170,060	—
	$1,073,866,704	$12,170,060	—
Other Financial Instruments
Futures Contracts	$186,160	—	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $12,616,969 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $50,430 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $3,494,454 in net realized gain (loss) on futures contract transactions and $76,460 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$854,039,364
Gross tax appreciation of investments	$236,166,535
Gross tax depreciation of investments	(4,169,135)
Net tax appreciation (depreciation) of investments	$231,997,400

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$10.68	0.10	1.78	1.88	(0.09)	(1.24)	(1.33)	$11.23	17.80%	0.01%(4)	0.46%(4)	1.70%(4)	1.25%(4)	101%	$1,086,521
2020	$13.09	0.21	0.71	0.92	(0.25)	(3.08)	(3.33)	$10.68	6.58%	0.01%	0.47%	1.69%	1.23%	108%	$575,989
2019	$14.02	0.25	0.64	0.89	(0.24)	(1.58)	(1.82)	$13.09	8.05%	0.01%	0.47%	1.89%	1.43%	84%	$1,421,363
2018	$13.03	0.27	1.79	2.06	(0.26)	(0.81)	(1.07)	$14.02	16.11%	0.04%	0.46%	1.93%	1.51%	83%	$1,672,840
2017	$11.20	0.19	1.83	2.02	(0.19)	—	(0.19)	$13.03	18.09%	0.47%	0.47%	1.54%	1.54%	88%	$1,771,561
2016	$12.30	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$11.20	(2.65)%	0.47%	0.47%	1.65%	1.65%	94%	$1,563,685

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91462 2102

Semiannual Report

December 31, 2020

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Soared as Backdrop Improved

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from central banks and federal governments, stocks and other riskier assets rebounded quickly as investors regained confidence in the global financial markets. In addition, the gradual reopening of economies along with COVID-19 treatment and vaccine progress also helped fuel the market's summer recovery.

Challenges related to the virus’s spread and the upcoming U.S. elections emerged in the fall. However, the November 3 election results removed some of the prevailing political uncertainty. Additionally, U.S. and European regulatory agencies approved the emergency use of two COVID-19 vaccines, and the U.S. Congress passed a second coronavirus fiscal aid package. These events, along with the U.K.’s orderly exit from the European Union, prompted a strong rally among global stocks. Investors looked ahead optimistically, even as a surge in COVID-19 infection rates triggered new lockdown measures.

Overall, global stocks delivered robust six-month returns. Non-U.S. stocks generally outpaced U.S. stocks, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining nearly 38%. Growth stocks modestly outperformed value stocks across the board.

A Return to Normalcy

The return to pre-pandemic life appears to be on the horizon now that the first COVID-19 vaccines are available. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. However, until the vaccine is widely distributed, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
Evercore, Inc., Class A	1.2%
Advanced Drainage Systems, Inc.	1.1%
Commercial Metals Co.	1.1%
CommVault Systems, Inc.	1.0%
ASGN, Inc.	1.0%
j2 Global, Inc.	1.0%
Shutterstock, Inc.	1.0%
Essent Group Ltd.	0.9%
Stewart Information Services Corp.	0.9%
Enstar Group Ltd.	0.8%

Top Five Industries	% of net assets
Software	7.6%
Biotechnology	7.2%
Banks	6.3%
Specialty Retail	5.3%
Health Care Equipment and Supplies	3.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.7%
Temporary Cash Investments - Securities Lending Collateral	1.2%
Other Assets and Liabilities	(1.4)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,339.50	$5.13	0.87%
I Class	$1,000	$1,340.90	$3.95	0.67%
A Class	$1,000	$1,337.80	$6.60	1.12%
C Class	$1,000	$1,333.00	$11.00	1.87%
R Class	$1,000	$1,336.20	$8.07	1.37%
R5 Class	$1,000	$1,340.60	$3.95	0.67%
Hypothetical
Investor Class	$1,000	$1,020.82	$4.43	0.87%
I Class	$1,000	$1,021.83	$3.41	0.67%
A Class	$1,000	$1,019.56	$5.70	1.12%
C Class	$1,000	$1,015.78	$9.50	1.87%
R Class	$1,000	$1,018.30	$6.97	1.37%
R5 Class	$1,000	$1,021.83	$3.41	0.67%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.2%
Axon Enterprise, Inc.(1)	3,482	$426,648
Air Freight and Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.(1)	10,964	597,977
Auto Components — 2.3%
Adient plc(1)	17,689	615,047
American Axle & Manufacturing Holdings, Inc.(1)	36,038	300,557
Dorman Products, Inc.(1)	4,324	375,410
LCI Industries	9,937	1,288,630
Patrick Industries, Inc.	12,287	839,816
Stoneridge, Inc.(1)	21,969	664,123
		4,083,583
Banks — 6.3%
Bancorp, Inc. (The)(1)	26,681	364,196
Bank of NT Butterfield & Son Ltd. (The)	29,310	913,300
Cadence BanCorp	34,935	573,633
Cathay General Bancorp.	34,332	1,105,147
Community Bank System, Inc.	19,903	1,240,156
East West Bancorp, Inc.	7,368	373,631
First BanCorp	106,120	978,426
First Citizens BancShares, Inc., Class A	976	560,487
First Financial Bankshares, Inc.	9,719	351,585
First Merchants Corp.	21,503	804,427
Horizon Bancorp, Inc.	21,986	348,698
Independent Bank Group, Inc.	9,034	564,806
International Bancshares Corp.	7,751	290,197
Park National Corp.	3,053	320,596
Signature Bank	2,939	397,617
Texas Capital Bancshares, Inc.(1)	16,055	955,272
United Bankshares, Inc.	8,047	260,723
United Community Banks, Inc.	22,665	644,593
Valley National Bancorp	34,753	338,842
		11,386,332
Biotechnology — 7.2%
Agenus, Inc.(1)	41,616	132,339
Akebia Therapeutics, Inc.(1)	138,892	388,898
Blueprint Medicines Corp.(1)	5,036	564,787
CareDx, Inc.(1)	5,200	376,740
Coherus Biosciences, Inc.(1)	22,249	386,688
Dicerna Pharmaceuticals, Inc.(1)	4,361	96,073
Eagle Pharmaceuticals, Inc.(1)	11,537	537,278
Esperion Therapeutics, Inc.(1)(2)	8,782	228,332
Exact Sciences Corp.(1)	1,712	226,823
Fate Therapeutics, Inc.(1)	12,427	1,129,987
Halozyme Therapeutics, Inc.(1)	16,866	720,347
Heron Therapeutics, Inc.(1)	23,701	501,632

	Shares	Value
Invitae Corp.(1)(2)	8,038	$336,069
Ironwood Pharmaceuticals, Inc.(1)	103,755	1,181,769
Mirati Therapeutics, Inc.(1)	1,420	311,889
Natera, Inc.(1)	4,646	462,370
Novavax, Inc.(1)(2)	4,563	508,820
PTC Therapeutics, Inc.(1)	9,986	609,445
Radius Health, Inc.(1)	44,052	786,769
Rocket Pharmaceuticals, Inc.(1)	22,755	1,247,884
Sangamo Therapeutics, Inc.(1)	17,707	276,318
Sarepta Therapeutics, Inc.(1)	2,218	378,147
Ultragenyx Pharmaceutical, Inc.(1)	1,689	233,808
Vanda Pharmaceuticals, Inc.(1)	51,909	682,084
Veracyte, Inc.(1)	7,182	351,487
Vericel Corp.(1)	8,635	266,649
		12,923,432
Building Products — 2.9%
Advanced Drainage Systems, Inc.	23,287	1,946,328
Apogee Enterprises, Inc.	24,187	766,244
Builders FirstSource, Inc.(1)	18,879	770,452
JELD-WEN Holding, Inc.(1)	5,865	148,736
Masonite International Corp.(1)	2,407	236,704
PGT Innovations, Inc.(1)	37,236	757,380
UFP Industries, Inc.	9,425	523,559
		5,149,403
Capital Markets — 2.0%
Evercore, Inc., Class A	18,845	2,066,166
Moelis & Co., Class A	10,647	497,854
Piper Sandler Cos.	3,066	309,359
PJT Partners, Inc., Class A	8,946	673,186
		3,546,565
Chemicals — 1.4%
Minerals Technologies, Inc.	8,709	541,003
Sensient Technologies Corp.	15,506	1,143,878
Trinseo SA	14,867	761,339
		2,446,220
Commercial Services and Supplies — 3.6%
Cimpress plc(1)	14,623	1,283,022
Deluxe Corp.	30,602	893,578
Healthcare Services Group, Inc.	47,134	1,324,465
Herman Miller, Inc.	18,702	632,128
HNI Corp.	34,024	1,172,467
Matthews International Corp., Class A	13,984	411,130
Steelcase, Inc., Class A	49,424	669,695
		6,386,485
Communications Equipment — 1.5%
Calix, Inc.(1)	5,805	172,757
Extreme Networks, Inc.(1)	90,835	625,853
Harmonic, Inc.(1)	88,211	651,879
Lumentum Holdings, Inc.(1)	6,166	584,537
Plantronics, Inc.	21,142	571,468
		2,606,494

	Shares	Value
Construction and Engineering — 1.3%
Comfort Systems USA, Inc.	4,019	$211,641
EMCOR Group, Inc.	7,959	727,930
MasTec, Inc.(1)	15,425	1,051,676
Tutor Perini Corp.(1)	22,234	287,930
		2,279,177
Construction Materials — 0.4%
US Concrete, Inc.(1)	16,152	645,595
Consumer Finance — 0.5%
Encore Capital Group, Inc.(1)	5,608	218,432
Green Dot Corp., Class A(1)	10,973	612,293
PROG Holdings, Inc.	2,089	112,534
		943,259
Distributors — 0.4%
Core-Mark Holding Co., Inc.	23,321	684,938
Diversified Consumer Services — 0.3%
WW International, Inc.(1)	20,833	508,325
Electrical Equipment — 2.2%
Atkore International Group, Inc.(1)	25,311	1,040,535
AZZ, Inc.	24,898	1,181,161
Plug Power, Inc.(1)	27,000	915,570
TPI Composites, Inc.(1)	14,287	754,068
		3,891,334
Electronic Equipment, Instruments and Components — 0.8%
OSI Systems, Inc.(1)	12,784	1,191,724
Sanmina Corp.(1)	7,931	252,920
		1,444,644
Energy Equipment and Services — 1.1%
Archrock, Inc.	62,161	538,314
Cactus, Inc., Class A	14,496	377,911
ChampionX Corp.(1)	47,055	719,941
Liberty Oilfield Services, Inc., Class A	32,522	335,302
		1,971,468
Entertainment — 0.1%
Glu Mobile, Inc.(1)	20,182	181,840
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Assets Trust, Inc.	8,182	236,296
CareTrust REIT, Inc.	27,977	620,530
Equity Lifestyle Properties, Inc.	3,922	248,498
Kite Realty Group Trust	16,532	247,319
LTC Properties, Inc.	11,648	453,223
National Health Investors, Inc.	16,436	1,136,878
Omega Healthcare Investors, Inc.	21,635	785,783
Retail Opportunity Investments Corp.	22,261	298,075
Retail Properties of America, Inc., Class A	28,782	246,374
Sabra Health Care REIT, Inc.	14,629	254,106
Uniti Group, Inc.	21,499	252,183
Washington Real Estate Investment Trust	28,263	611,329
		5,390,594
Food and Staples Retailing — 0.1%
SpartanNash Co.	9,900	172,359

	Shares	Value
Food Products — 0.4%
Freshpet, Inc.(1)	3,001	$426,112
Lancaster Colony Corp.	1,853	340,452
		766,564
Health Care Equipment and Supplies — 3.6%
Cardiovascular Systems, Inc.(1)	28,912	1,265,189
Cerus Corp.(1)	38,726	267,984
GenMark Diagnostics, Inc.(1)	15,087	220,270
Integra LifeSciences Holdings Corp.(1)	5,274	342,388
iRhythm Technologies, Inc.(1)	1,882	446,429
Lantheus Holdings, Inc.(1)	8,681	117,107
Nevro Corp.(1)	3,616	625,929
NuVasive, Inc.(1)	20,957	1,180,508
OraSure Technologies, Inc.(1)	35,978	380,827
STAAR Surgical Co.(1)	5,399	427,709
Tandem Diabetes Care, Inc.(1)	6,085	582,213
Varex Imaging Corp.(1)	38,160	636,509
		6,493,062
Health Care Providers and Services — 3.0%
Amedisys, Inc.(1)	2,982	874,710
BioTelemetry, Inc.(1)	8,355	602,228
Castle Biosciences, Inc.(1)	9,978	670,023
HealthEquity, Inc.(1)	5,731	399,508
Option Care Health, Inc.(1)	37,694	589,534
Providence Service Corp. (The)(1)	3,781	524,160
Tenet Healthcare Corp.(1)	25,563	1,020,731
Tivity Health, Inc.(1)	34,287	671,682
		5,352,576
Health Care Technology — 1.1%
Inspire Medical Systems, Inc.(1)	3,769	708,911
Teladoc Health, Inc.(1)	2,049	409,718
Vocera Communications, Inc.(1)	18,876	783,921
		1,902,550
Hotels, Restaurants and Leisure — 2.8%
Boyd Gaming Corp.(1)	15,199	652,341
Cheesecake Factory, Inc. (The)	16,196	600,224
Cracker Barrel Old Country Store, Inc.	4,566	602,347
Denny's Corp.(1)	47,591	698,636
International Game Technology plc	18,406	311,797
Jack in the Box, Inc.	10,161	942,941
Scientific Games Corp., Class A(1)	7,865	326,319
Texas Roadhouse, Inc.	9,723	759,949
Wingstop, Inc.	876	116,114
		5,010,668
Household Durables — 1.2%
Installed Building Products, Inc.(1)	4,499	458,583
iRobot Corp.(1)(2)	6,742	541,315
KB Home	5,776	193,612
TRI Pointe Group, Inc.(1)	53,712	926,532
		2,120,042
Household Products — 0.5%
Central Garden & Pet Co., Class A(1)	26,538	964,126

	Shares	Value
Independent Power and Renewable Electricity Producers — 0.8%
Clearway Energy, Inc., Class C	44,032	$1,405,942
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	7,764	256,911
Insurance — 2.9%
BRP Group, Inc., Class A(1)	20,142	603,656
Enstar Group Ltd.(1)	7,384	1,512,908
Goosehead Insurance, Inc., Class A	3,825	477,207
Stewart Information Services Corp.	31,561	1,526,290
Trupanion, Inc.(1)	9,320	1,115,697
		5,235,758
Interactive Media and Services — 0.9%
Cars.com, Inc.(1)	51,230	578,899
EverQuote, Inc., Class A(1)	3,803	142,042
Yelp, Inc.(1)	24,982	816,162
		1,537,103
Internet and Direct Marketing Retail — 1.5%
Etsy, Inc.(1)	1,466	260,816
Groupon, Inc.(1)	9,907	376,416
PetMed Express, Inc.(2)	8,192	262,636
Shutterstock, Inc.	24,202	1,735,283
		2,635,151
IT Services — 1.4%
CSG Systems International, Inc.	14,904	671,723
LiveRamp Holdings, Inc.(1)	9,648	706,137
MAXIMUS, Inc.	12,160	889,991
NIC, Inc.	12,382	319,827
		2,587,678
Leisure Products — 0.4%
Malibu Boats, Inc., Class A(1)	8,597	536,797
YETI Holdings, Inc.(1)	3,371	230,812
		767,609
Life Sciences Tools and Services — 0.2%
Medpace Holdings, Inc.(1)	3,075	428,040
Machinery — 2.9%
Albany International Corp., Class A	3,870	284,135
Astec Industries, Inc.	14,020	811,478
Enerpac Tool Group Corp.	27,147	613,794
Hillenbrand, Inc.	20,595	819,681
Mueller Industries, Inc.	25,631	899,904
Navistar International Corp.(1)	11,155	490,374
Proto Labs, Inc.(1)	1,837	281,796
Tennant Co.	5,867	411,687
Wabash National Corp.	35,729	615,611
		5,228,460
Media — 1.1%
AMC Networks, Inc., Class A(1)(2)	14,531	519,774
Cardlytics, Inc.(1)	2,369	338,222
Meredith Corp.	22,208	426,394
Scholastic Corp.	25,346	633,650
		1,918,040

	Shares	Value
Metals and Mining — 3.0%
Allegheny Technologies, Inc.(1)	39,041	$654,717
Cleveland-Cliffs, Inc.(2)	51,073	743,623
Commercial Metals Co.	94,298	1,936,881
Kaiser Aluminum Corp.	10,528	1,041,219
Materion Corp.	10,503	669,251
Worthington Industries, Inc.	6,958	357,224
		5,402,915
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	6,549	180,294
Oil, Gas and Consumable Fuels — 2.5%
DHT Holdings, Inc.	225,548	1,179,616
Magnolia Oil & Gas Corp., Class A(1)	66,168	467,146
Nordic American Tankers Ltd.	130,901	386,158
Ovintiv, Inc.	64,506	926,306
PDC Energy, Inc.(1)	37,837	776,794
Southwestern Energy Co.(1)	120,413	358,831
World Fuel Services Corp.	13,076	407,448
		4,502,299
Paper and Forest Products — 0.9%
Neenah, Inc.	16,741	926,112
Schweitzer-Mauduit International, Inc.	19,355	778,265
		1,704,377
Personal Products — 1.6%
Edgewell Personal Care Co.	6,052	209,278
elf Beauty, Inc.(1)	20,781	523,473
Medifast, Inc.	5,517	1,083,208
USANA Health Sciences, Inc.(1)	13,258	1,022,192
		2,838,151
Pharmaceuticals — 2.3%
Collegium Pharmaceutical, Inc.(1)	20,884	418,306
Corcept Therapeutics, Inc.(1)	30,382	794,793
Innoviva, Inc.(1)	68,202	845,023
Omeros Corp.(1)(2)	15,019	214,546
Pacira BioSciences, Inc.(1)	17,345	1,037,925
Supernus Pharmaceuticals, Inc.(1)	33,561	844,395
		4,154,988
Professional Services — 1.5%
ASGN, Inc.(1)	21,356	1,783,867
TriNet Group, Inc.(1)	6,515	525,109
TrueBlue, Inc.(1)	20,423	381,706
		2,690,682
Real Estate Management and Development — 1.0%
Cushman & Wakefield plc(1)	16,301	241,744
eXp World Holdings, Inc.(1)	4,928	311,055
Realogy Holdings Corp.(1)	42,804	561,588
Redfin Corp.(1)	8,744	600,101
		1,714,488
Road and Rail — 0.2%
Werner Enterprises, Inc.	9,846	386,160
Semiconductors and Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	19,354	291,858

	Shares	Value
Axcelis Technologies, Inc.(1)	6,731	$196,007
Cirrus Logic, Inc.(1)	11,139	915,626
Diodes, Inc.(1)	8,179	576,619
Enphase Energy, Inc.(1)	3,427	601,336
FormFactor, Inc.(1)	25,062	1,078,167
MaxLinear, Inc.(1)	15,216	581,099
Silicon Laboratories, Inc.(1)	1,080	137,527
SiTime Corp.(1)	2,316	259,230
Ultra Clean Holdings, Inc.(1)	13,992	435,851
Veeco Instruments, Inc.(1)	43,885	761,844
		5,835,164
Software — 7.6%
8x8, Inc.(1)	29,799	1,027,172
Alarm.com Holdings, Inc.(1)	3,202	331,247
Appfolio, Inc., Class A(1)	3,506	631,220
Box, Inc., Class A(1)	41,792	754,346
ChannelAdvisor Corp.(1)	11,457	183,083
Cloudera, Inc.(1)	55,559	772,826
CommVault Systems, Inc.(1)	32,993	1,826,822
Cornerstone OnDemand, Inc.(1)	5,042	222,050
Five9, Inc.(1)	2,376	414,374
HubSpot, Inc.(1)	749	296,934
j2 Global, Inc.(1)	17,877	1,746,404
Mitek Systems, Inc.(1)	23,803	423,217
Model N, Inc.(1)	23,924	853,608
Progress Software Corp.	14,717	665,061
Proofpoint, Inc.(1)	3,619	493,668
RingCentral, Inc., Class A(1)	851	322,503
SPS Commerce, Inc.(1)	5,591	607,127
Tenable Holdings, Inc.(1)	5,604	292,865
Varonis Systems, Inc.(1)	4,956	810,851
Workiva, Inc.(1)	7,582	694,663
Zendesk, Inc.(1)	2,224	318,299
		13,688,340
Specialty Retail — 5.3%
Abercrombie & Fitch Co., Class A	20,075	408,727
American Eagle Outfitters, Inc.	32,181	645,873
Bed Bath & Beyond, Inc.(2)	31,063	551,679
Camping World Holdings, Inc., Class A	8,623	224,629
Guess?, Inc.	22,759	514,809
Lithia Motors, Inc., Class A	2,271	664,654
Lumber Liquidators Holdings, Inc.(1)	18,774	577,113
MarineMax, Inc.(1)	20,219	708,271
ODP Corp. (The)	18,598	544,921
Rent-A-Center, Inc.	22,296	853,714
RH(1)	2,954	1,321,974
Signet Jewelers Ltd.	38,004	1,036,369
Sleep Number Corp.(1)	11,182	915,358
Zumiez, Inc.(1)	16,413	603,670
		9,571,761
Technology Hardware, Storage and Peripherals — 0.4%
Diebold Nixdorf, Inc.(1)	13,928	148,472

	Shares	Value
Pure Storage, Inc., Class A(1)	25,237	$570,609
		719,081
Textiles, Apparel and Luxury Goods — 2.1%
Crocs, Inc.(1)	17,714	1,109,959
G-III Apparel Group Ltd.(1)	32,481	771,099
Kontoor Brands, Inc.	5,196	210,750
Oxford Industries, Inc.	9,490	621,690
Steven Madden Ltd.	31,625	1,116,995
		3,830,493
Thrifts and Mortgage Finance — 2.1%
Essent Group Ltd.	36,595	1,580,904
NMI Holdings, Inc., Class A(1)	41,409	937,914
Radian Group, Inc.	58,892	1,192,563
		3,711,381
Trading Companies and Distributors — 3.0%
Applied Industrial Technologies, Inc.	2,746	214,161
BMC Stock Holdings, Inc.(1)	22,919	1,230,292
Boise Cascade Co.	16,938	809,636
GMS, Inc.(1)	21,750	662,940
H&E Equipment Services, Inc.	22,315	665,210
Herc Holdings, Inc.(1)	10,823	718,755
NOW, Inc.(1)	82,681	593,650
Triton International Ltd.	11,475	556,652
		5,451,296
TOTAL COMMON STOCKS (Cost $128,886,037)		178,658,822
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $535,206), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $524,293)		524,289
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $668,164), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $655,004)		655,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	523	523
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,179,812)		1,179,812
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,129,640)	2,129,640	2,129,640
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $132,195,489)		181,968,274
OTHER ASSETS AND LIABILITIES — (1.4)%		(2,475,061)
TOTAL NET ASSETS — 100.0%		$179,493,213

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	7	March 2021	$691,180	$22,546

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,906,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,050,920, which includes securities collateral of $1,921,280.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $130,065,849) — including $3,906,713 of securities on loan	$179,838,634
Investment made with cash collateral received for securities on loan, at value (cost of $2,129,640)	2,129,640
Total investment securities, at value (cost of $132,195,489)	181,968,274
Deposits with broker for futures contracts	42,000
Receivable for capital shares sold	37,785
Dividends and interest receivable	97,453
Securities lending receivable	1,975
182,147,487

Liabilities
Payable for collateral received for securities on loan	2,129,640
Payable for capital shares redeemed	394,122
Payable for variation margin on futures contracts	595
Accrued management fees	125,692
Distribution and service fees payable	4,225
2,654,274

Net Assets	$179,493,213

Net Assets Consist of:
Capital (par value and paid-in surplus)	$152,702,919
Distributable earnings	26,790,294
$179,493,213

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$155,621,287	9,625,156	$16.17
I Class, $0.01 Par Value	$9,036,889	556,247	$16.25
A Class, $0.01 Par Value	$10,819,783	687,781	$15.73*
C Class, $0.01 Par Value	$866,441	58,514	$14.81
R Class, $0.01 Par Value	$2,929,791	191,494	$15.30
R5 Class, $0.01 Par Value	$219,022	13,468	$16.26
*Maximum offering price $16.69 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,112)	$1,102,882
Securities lending, net	14,146
Interest	1,108
1,118,136

Expenses:
Management fees	688,372
Distribution and service fees:
A Class	11,987
C Class	3,890
R Class	14,229
Directors' fees and expenses	5,683
Other expenses	6,251
730,412

Net investment income (loss)	387,724

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,903,027
Futures contract transactions	1,373,131
15,276,158

Change in net unrealized appreciation (depreciation) on:
Investments	31,985,457
Futures contracts	(179,855)
31,805,602

Net realized and unrealized gain (loss)	47,081,760

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,469,484

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$387,724	$2,169,734
Net realized gain (loss)	15,276,158	(18,438,282)
Change in net unrealized appreciation (depreciation)	31,805,602	(13,472,667)
Net increase (decrease) in net assets resulting from operations	47,469,484	(29,741,215)

Distributions to Shareholders
From earnings:
Investor Class	(324,475)	(3,031,824)
I Class	(29,013)	(156,076)
A Class	(9,995)	(31,135)
R Class	—	(14,146)
R5 Class	(654)	(2,505)
Decrease in net assets from distributions	(364,137)	(3,235,686)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,247,134)	(419,982,085)

Net increase (decrease) in net assets	20,858,213	(452,958,986)

Net Assets
Beginning of period	158,635,000	611,593,986
End of period	$179,493,213	$158,635,000

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,129,640	—	—	—	$2,129,640
Gross amount of recognized liabilities for securities lending transactions					$2,129,640

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.85%
I Class		0.0500% to 0.1100%	0.65%
A Class		0.2500% to 0.3100%	0.85%
C Class		0.2500% to 0.3100%	0.85%
R Class		0.2500% to 0.3100%	0.85%
R5 Class		0.0500% to 0.1100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $245,471 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $116,792 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2020 were $99,680,637 and $116,174,170, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2020		Year ended June 30, 2020
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		340,000,000
Sold	232,040	$3,232,409	5,240,049	$58,414,522
Issued in reinvestment of distributions	18,531	260,571	229,972	2,972,437
Redeemed	(1,634,579)	(21,259,381)	(37,095,980)	(464,184,870)
	(1,384,008)	(17,766,401)	(31,625,959)	(402,797,911)
I Class/Shares Authorized	40,000,000		35,000,000
Sold	30,722	422,801	397,413	5,124,981
Issued in reinvestment of distributions	2,024	28,980	11,912	155,978
Redeemed	(165,482)	(2,267,799)	(1,089,775)	(14,417,556)
	(132,736)	(1,816,018)	(680,450)	(9,136,597)
A Class/Shares Authorized	30,000,000		35,000,000
Sold	53,037	698,789	118,109	1,422,983
Issued in reinvestment of distributions	673	9,346	2,415	29,014
Redeemed	(107,287)	(1,448,669)	(539,724)	(6,484,672)
	(53,577)	(740,534)	(419,200)	(5,032,675)
C Class/Shares Authorized	20,000,000		15,000,000
Sold	275	3,294	1,479	16,998
Redeemed	(10,377)	(126,667)	(56,297)	(647,404)
	(10,102)	(123,373)	(54,818)	(630,406)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	45,963	591,468	157,494	1,830,770
Issued in reinvestment of distributions	—	—	1,211	13,928
Redeemed	(500,808)	(6,392,211)	(350,822)	(4,143,065)
	(454,845)	(5,800,743)	(192,117)	(2,298,367)
R5 Class/Shares Authorized	40,000,000		50,000,000
Sold	411	5,669	2,993	38,434
Issued in reinvestment of distributions	45	654	192	2,505
Redeemed	(477)	(6,388)	(10,755)	(127,068)
	(21)	(65)	(7,570)	(86,129)
Net increase (decrease)	(2,035,289)	$(26,247,134)	(32,980,114)	$(419,982,085)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$178,658,822	—	—
Temporary Cash Investments	523	$1,179,289	—
Temporary Cash Investments - Securities Lending Collateral	2,129,640	—	—
	$180,788,985	$1,179,289	—
Other Financial Instruments
Futures Contracts	$22,546	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $2,719,896 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2020, is disclosed on the Statement of Assets and Liabilities as a liability of $595 in payable for variation margin on futures contracts.* For the six months ended December 31, 2020, the effect of equity price risk derivative instruments on the Statement of Operations was $1,373,131 in net realized gain (loss) on futures contract transactions and $(179,855) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,515,897
Gross tax appreciation of investments	$50,407,807
Gross tax depreciation of investments	(1,955,430)
Net tax appreciation (depreciation) of investments	$48,452,377

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2020, the fund had accumulated short-term capital losses of $(18,998,788), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2020, the fund had post-October capital loss deferrals of $(17,683,067), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$12.10	0.03	4.07	4.10	(0.03)	—	(0.03)	$16.17	33.95%	0.87%(4)	0.50%(4)	64%	$155,621
2020	$13.28	0.06	(1.14)	(1.08)	(0.10)	—	(0.10)	$12.10	(8.19)%	0.87%	0.45%	140%	$133,205
2019	$16.17	0.04	(1.39)	(1.35)	(0.01)	(1.53)	(1.54)	$13.28	(7.66)%	0.87%	0.30%	99%	$566,025
2018	$15.04	0.02	1.91	1.93	(0.02)	(0.78)	(0.80)	$16.17	13.18%	0.86%	0.11%	92%	$592,615
2017	$12.46	0.05	2.58	2.63	(0.05)	—	(0.05)	$15.04	21.19%	0.87%	0.37%	90%	$594,198
2016	$13.68	0.04	(1.22)	(1.18)	(0.04)	—	(0.04)	$12.46	(8.63)%	0.88%	0.36%	93%	$654,517
I Class
2020(3)	$12.16	0.05	4.09	4.14	(0.05)	—	(0.05)	$16.25	34.09%	0.67%(4)	0.70%(4)	64%	$9,037
2020	$13.36	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.16	(7.97)%	0.67%	0.65%	140%	$8,376
2019	$16.26	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.36	(7.50)%	0.67%	0.50%	99%	$18,293
2018	$15.11	0.05	1.92	1.97	(0.04)	(0.78)	(0.82)	$16.26	13.42%	0.66%	0.31%	92%	$27,213
2017	$12.52	0.08	2.59	2.67	(0.08)	—	(0.08)	$15.11	21.41%	0.67%	0.57%	90%	$25,863
2016	$13.76	0.07	(1.24)	(1.17)	(0.07)	—	(0.07)	$12.52	(8.50)%	0.68%	0.56%	93%	$34,094

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$11.77	0.02	3.95	3.97	(0.01)	—	(0.01)	$15.73	33.78%	1.12%(4)	0.25%(4)	64%	$10,820
2020	$12.89	0.02	(1.10)	(1.08)	(0.04)	—	(0.04)	$11.77	(8.38)%	1.12%	0.20%	140%	$8,727
2019	$15.78	—(5)	(1.36)	(1.36)	—	(1.53)	(1.53)	$12.89	(7.90)%	1.12%	0.05%	99%	$14,960
2018	$14.72	(0.02)	1.86	1.84	—	(0.78)	(0.78)	$15.78	12.90%	1.11%	(0.14)%	92%	$23,970
2017	$12.19	0.02	2.53	2.55	(0.02)	—	(0.02)	$14.72	20.85%	1.12%	0.12%	90%	$31,600
2016	$13.39	0.01	(1.20)	(1.19)	(0.01)	—	(0.01)	$12.19	(8.89)%	1.13%	0.11%	93%	$35,153
C Class
2020(3)	$11.11	(0.03)	3.73	3.70	—	—	—	$14.81	33.30%	1.87%(4)	(0.50)%(4)	64%	$866
2020	$12.22	(0.07)	(1.04)	(1.11)	—	—	—	$11.11	(9.08)%	1.87%	(0.55)%	140%	$762
2019	$15.16	(0.10)	(1.31)	(1.41)	—	(1.53)	(1.53)	$12.22	(8.60)%	1.87%	(0.70)%	99%	$1,508
2018	$14.27	(0.13)	1.80	1.67	—	(0.78)	(0.78)	$15.16	12.01%	1.86%	(0.89)%	92%	$1,989
2017	$11.89	(0.08)	2.46	2.38	—	—	—	$14.27	20.02%	1.87%	(0.63)%	90%	$1,703
2016	$13.15	(0.07)	(1.19)	(1.26)	—	—	—	$11.89	(9.58)%	1.88%	(0.64)%	93%	$1,631
R Class
2020(3)	$11.45	—(5)	3.85	3.85	—	—	—	$15.30	33.62%	1.37%(4)	0.00%(4)(6)	64%	$2,930
2020	$12.55	(0.01)	(1.07)	(1.08)	(0.02)	—	(0.02)	$11.45	(8.59)%	1.37%	(0.05)%	140%	$7,401
2019	$15.45	(0.03)	(1.34)	(1.37)	—	(1.53)	(1.53)	$12.55	(8.15)%	1.37%	(0.20)%	99%	$10,525
2018	$14.46	(0.06)	1.83	1.77	—	(0.78)	(0.78)	$15.45	12.56%	1.36%	(0.39)%	92%	$15,038
2017	$11.99	(0.02)	2.49	2.47	—	—	—	$14.46	20.60%	1.37%	(0.13)%	90%	$17,067
2016	$13.19	(0.01)	(1.19)	(1.20)	—	—	—	$11.99	(9.10)%	1.38%	(0.14)%	93%	$14,847

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$12.17	0.05	4.09	4.14	(0.05)	—	(0.05)	$16.26	34.06%	0.67%(4)	0.70%(4)	64%	$219
2020	$13.37	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.17	(7.97)%	0.67%	0.65%	140%	$164
2019	$16.27	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.37	(7.49)%	0.67%	0.50%	99%	$282
2018	$15.12	0.06	1.90	1.96	(0.03)	(0.78)	(0.81)	$16.27	13.34%	0.66%	0.31%	92%	$213
2017(7)	$14.90	0.02	0.20	0.22	—	—	—	$15.12	1.48%	0.67%(4)	0.51%(4)	90%(8)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
(7)April 10, 2017 (commencement of sale) through June 30, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 2102

Semiannual Report

December 31, 2020

Utilities Fund
Investor Class (BULIX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Soared as Backdrop Improved

The reporting period began amid an extraordinary recovery from massive market and economic disruptions triggered by the COVID-19 pandemic. Thanks to swift and aggressive action from central banks and federal governments, stocks and other riskier assets rebounded quickly as investors regained confidence in the global financial markets. In addition, the gradual reopening of economies along with COVID-19 treatment and vaccine progress also helped fuel the market's summer recovery.

Challenges related to the virus’s spread and the upcoming U.S. elections emerged in the fall. However, the November 3 election results removed some of the prevailing political uncertainty. Additionally, U.S. and European regulatory agencies approved the emergency use of two COVID-19 vaccines, and the U.S. Congress passed a second coronavirus fiscal aid package. These events, along with the U.K.’s orderly exit from the European Union, prompted a strong rally among global stocks. Investors looked ahead optimistically, even as a surge in COVID-19 infection rates triggered new lockdown measures.

Overall, global stocks delivered robust six-month returns. Non-U.S. stocks generally outpaced U.S. stocks, and within the U.S. market, small-cap stocks (Russell 2000 Index) were top performers, gaining nearly 38%. Growth stocks modestly outperformed value stocks across the board.

A Return to Normalcy

The return to pre-pandemic life appears to be on the horizon now that the first COVID-19 vaccines are available. In addition, medical professionals continue to improve treatment protocols for those afflicted with the virus. However, until the vaccine is widely distributed, investors may face periods of outbreak-related disruptions, economic uncertainty and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2020
Top Ten Holdings	% of net assets
NextEra Energy, Inc.	15.6%
Dominion Energy, Inc.	5.6%
Duke Energy Corp.	5.5%
Southern Co. (The)	5.0%
Sempra Energy	4.4%
PPL Corp.	3.8%
AES Corp. (The)	3.5%
DTE Energy Co.	3.3%
Entergy Corp.	3.2%
American Water Works Co., Inc.	3.2%

Sub-Industry Allocation	% of net assets
Electric Utilities	56.1%
Multi-Utilities	22.2%
Renewable Electricity	5.1%
Independent Power Producers and Energy Traders	5.0%
Water Utilities	4.1%
Heavy Electrical Equipment	2.1%
Semiconductor Equipment	1.3%
Semiconductors	1.2%
Wireless Telecommunication Services	0.7%
Internet Services & Infrastructure	0.6%
Mortgage REITs	0.5%
Oil and Gas Refining and Marketing	0.4%
Industrial Machinery	0.3%
Electrical Components and Equipment	0.3%
Cash and Equivalents*	0.1%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.3%
Foreign Common Stocks*	8.6%
Total Common Stocks	99.9%
Temporary Cash Investments	0.2%
Temporary Cash Investments - Securities Lending Collateral	0.5%
Other Assets and Liabilities	(0.6)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period(1) 7/1/20 - 12/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,153.10	$3.58	0.66%
Hypothetical
Investor Class	$1,000	$1,021.88	$3.36	0.66%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Electric Utilities — 56.1%
Alliant Energy Corp.	115,252	$5,938,936
American Electric Power Co., Inc.	113,863	9,481,372
Duke Energy Corp.	201,105	18,413,174
Edison International	128,029	8,042,782
EDP - Energias de Portugal SA	114,870	723,849
Electricite de France SA(1)	55,522	879,410
Enel SpA	112,925	1,140,358
Entergy Corp.	108,390	10,821,658
Eversource Energy	103,940	8,991,849
Exelon Corp.	236,966	10,004,704
FirstEnergy Corp.	104,561	3,200,612
Fortis, Inc.(2)	45,991	1,877,353
Iberdrola SA	222,252	3,178,548
NextEra Energy, Inc.	681,871	52,606,348
NRG Energy, Inc.	237,756	8,927,738
Pinnacle West Capital Corp.	84,167	6,729,152
PPL Corp.	450,944	12,716,621
Southern Co. (The)	274,386	16,855,532
Xcel Energy, Inc.	130,061	8,671,167
		189,201,163
Electrical Components and Equipment — 0.3%
Generac Holdings, Inc.(1)	4,102	932,836
Heavy Electrical Equipment — 2.1%
Siemens Energy AG(1)	30,385	1,115,157
Siemens Gamesa Renewable Energy SA	44,001	1,786,268
TPI Composites, Inc.(1)	51,658	2,726,509
Vestas Wind Systems A/S	6,516	1,542,166
		7,170,100
Independent Power Producers and Energy Traders — 5.0%
AES Corp. (The)	504,085	11,845,997
Clearway Energy, Inc., Class C	114,478	3,655,283
Northland Power, Inc.(2)	37,643	1,350,582
		16,851,862
Industrial Machinery — 0.3%
Evoqua Water Technologies Corp.(1)	40,039	1,080,252
Internet Services & Infrastructure — 0.6%
NEXTDC Ltd.(1)	231,308	2,190,811
Mortgage REITs — 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,146	1,531,581
Multi-Utilities — 22.2%
Algonquin Power & Utilities Corp.(2)	53,844	886,190
Ameren Corp.	62,911	4,910,833
CMS Energy Corp.	44,714	2,728,001
Consolidated Edison, Inc.	117,002	8,455,735
Dominion Energy, Inc.	251,404	18,905,581
DTE Energy Co.	91,030	11,051,952
6

	Shares	Value
Public Service Enterprise Group, Inc.	98,776	$5,758,641
Sempra Energy	117,215	14,934,363
WEC Energy Group, Inc.	78,807	7,252,608
		74,883,904
Oil and Gas Refining and Marketing — 0.4%
Renewable Energy Group, Inc.(1)	18,557	1,314,207
Renewable Electricity — 5.1%
Boralex, Inc., A Shares	31,218	1,158,566
Brookfield Renewable Partners LP	81,501	3,516,768
EDP Renovaveis SA	14,778	410,266
Encavis AG	106,293	2,765,042
Innergex Renewable Energy, Inc.	39,961	859,245
NextEra Energy Partners LP	50,074	3,357,462
Sunnova Energy International, Inc.(1)	58,697	2,648,995
TransAlta Renewables, Inc.(2)	137,930	2,357,889
		17,074,233
Semiconductor Equipment — 1.3%
Enphase Energy, Inc.(1)	11,037	1,936,662
SolarEdge Technologies, Inc.(1)	2,946	940,128
Xinyi Solar Holdings Ltd.	632,000	1,649,265
		4,526,055
Semiconductors — 1.2%
QUALCOMM, Inc.	27,763	4,229,415
Water Utilities — 4.1%
American Water Works Co., Inc.	69,723	10,700,389
Essential Utilities, Inc.	42,197	1,995,496
Middlesex Water Co.	15,715	1,138,866
		13,834,751
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(1)	16,600	2,238,510
TOTAL COMMON STOCKS (Cost $270,459,278)		337,059,680
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $333,379), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $326,580)		326,578
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 5/15/50, valued at $416,165), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $408,003)		408,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $734,578)		734,578
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,729,362)	1,729,362	1,729,362
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $272,923,218)		339,523,620
OTHER ASSETS AND LIABILITIES — (0.6)%		(2,082,237)
TOTAL NET ASSETS — 100.0%		$337,441,383

7

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,496,288. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,740,438, which includes securities collateral of $3,011,076.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

DECEMBER 31, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $271,193,856) — including $4,496,288 of securities on loan	$337,794,258
Investment made with cash collateral received for securities on loan, at value (cost of $1,729,362)	1,729,362
Total investment securities, at value (cost of $272,923,218)	339,523,620
Cash	12,227
Foreign currency holdings, at value (cost of $7,195)	7,215
Receivable for capital shares sold	82,772
Dividends and interest receivable	625,814
Securities lending receivable	557
340,252,205

Liabilities
Payable for collateral received for securities on loan	1,729,362
Payable for capital shares redeemed	897,817
Accrued management fees	183,643
2,810,822

Net Assets	$337,441,383

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	300,000,000
Shares outstanding	19,586,858

Net Asset Value Per Share	$17.23

Net Assets Consist of:
Capital (par value and paid-in surplus)	$273,549,881
Distributable earnings	63,891,502
$337,441,383

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $36,035)	$5,372,458
Securities lending, net	7,287
Interest	727
5,380,472

Expenses:
Management fees	1,109,373
Directors' fees and expenses	12,051
Other expenses	652
1,122,076

Net investment income (loss)	4,258,396

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,737,478
Foreign currency translation transactions	9,107
2,746,585

Change in net unrealized appreciation (depreciation) on:
Investments	40,602,799
Translation of assets and liabilities in foreign currencies	1,096
40,603,895

Net realized and unrealized gain (loss)	43,350,480

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,608,876

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED) AND YEAR ENDED JUNE 30, 2020
Increase (Decrease) in Net Assets	December 31, 2020	June 30, 2020
Operations
Net investment income (loss)	$4,258,396	$11,464,427
Net realized gain (loss)	2,746,585	16,330,266
Change in net unrealized appreciation (depreciation)	40,603,895	(57,768,238)
Net increase (decrease) in net assets resulting from operations	47,608,876	(29,973,545)

Distributions to Shareholders
From earnings	(20,247,405)	(11,389,979)

Capital Share Transactions
Proceeds from shares sold	11,482,092	33,412,352
Proceeds from reinvestment of distributions	19,017,689	10,727,644
Payments for shares redeemed	(42,336,725)	(87,807,808)
Net increase (decrease) in net assets from capital share transactions	(11,836,944)	(43,667,812)

Net increase (decrease) in net assets	15,524,527	(85,031,336)

Net Assets
Beginning of period	321,916,856	406,948,192
End of period	$337,441,383	$321,916,856

Transactions in Shares of the Fund
Sold	666,507	1,868,720
Issued in reinvestment of distributions	1,140,247	589,723
Redeemed	(2,451,373)	(4,988,647)
Net increase (decrease) in shares of the fund	(644,619)	(2,530,204)

See Notes to Financial Statements.
11

Notes to Financial Statements

DECEMBER 31, 2020 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2020.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,729,362	—	—	—	$1,729,362
Gross amount of recognized liabilities for securities lending transactions					$1,729,362

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2020 was 0.65%.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
14

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $405,736 and $1,733,161, respectively. The effect of interfund transactions on the Statement of Operations was $188,809 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2020 were $165,005,045 and $187,880,694, respectively.
5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Electric Utilities	$183,278,998	$5,922,165	—
Heavy Electrical Equipment	2,726,509	4,443,591	—
Independent Power Producers and Energy Traders	15,501,280	1,350,582	—
Internet Services & Infrastructure	—	2,190,811	—
Multi-Utilities	73,997,714	886,190	—
Renewable Electricity	9,523,225	7,551,008
Semiconductor Equipment	2,876,790	1,649,265	—
Other Industries	25,161,552	—	—
Temporary Cash Investments	—	734,578	—
Temporary Cash Investments - Securities Lending Collateral	1,729,362	—	—
	$314,795,430	$24,728,190	—

15

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.
7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$275,295,380
Gross tax appreciation of investments	$65,325,904
Gross tax depreciation of investments	(1,097,664)
Net tax appreciation (depreciation) of investments	$64,228,240

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$15.91	0.22	2.17	2.39	(0.23)	(0.84)	(1.07)	$17.23	15.31%	0.66%(4)	2.50%(4)	50%	$337,441
2020	$17.88	0.53	(1.97)	(1.44)	(0.53)	—	(0.53)	$15.91	(8.39)%	0.67%	2.95%	102%	$321,917
2019	$16.85	0.56	1.46	2.02	(0.56)	(0.43)	(0.99)	$17.88	12.26%	0.67%	3.20%	64%	$406,948
2018	$18.14	0.58	(0.58)	—(5)	(0.56)	(0.73)	(1.29)	$16.85	(0.06)%	0.67%	3.31%	48%	$405,844
2017	$19.35	0.59	(0.48)	0.11	(0.58)	(0.74)	(1.32)	$18.14	0.61%	0.67%	3.17%	39%	$540,880
2016	$16.28	0.57	3.44	4.01	(0.54)	(0.40)	(0.94)	$19.35	25.76%	0.68%	3.35%	36%	$640,342

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 2102

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 24, 2021

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 24, 2021